TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-1

Report of independent registered public accounting firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life Core Bond(1)	MFS Utilities Series–Initial Class(1)

TIAA-CREF Life Growth Equity(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio–I Class(1)

TIAA-CREF Life Growth & Income(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio–I Class(1)

TIAA-CREF Life International Equity(1)	PIMCO VIT All Asset Portfolio–Institutional Class(1)

TIAA-CREF Life Large-Cap Value(1)	PIMCO VIT Commodity Real Return Strategy Portfolio–Institutional Class(1)

TIAA-CREF Life Money Market(1)	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class(1)

TIAA-CREF Life Real Estate Securities(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Institutional Class(1)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT Real Return Portfolio–Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PVC Equity Income Account–Class 1(1)

TIAA-CREF Life Stock Index(1)	PVC MidCap Account–Class 1(1)

Calamos Growth and Income Portfolio(1)	PSF PGIM Jennison Focused Blend Portfolio–Class II(1)

ClearBridge Variable Aggressive Growth Portfolio–Class I(1)	PSF Natural Resources Portfolio–Class II(1)

ClearBridge Variable Small Cap Growth Portfolio–Class I(1)	PSF PGIM Jennison Value Portfolio– Class II(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio–Investment Class(1)

Delaware VIP International Series–Standard Class(1)	Royce Capital Fund Small-Cap Portfolio–Investment Class(1)

Delaware VIP Small Cap Value Series–Standard Class(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA Equity Allocation Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA Global Bond Portfolio(1)	Templeton Developing Markets VIP Fund–Class 1(1)

DFA VA Global Moderate Allocation Portfolio(1)	Vanguard VIF Balanced Portfolio(1)

DFA VA International Small Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA International Value Portfolio(1)	Vanguard VIF Conservative Allocation Portfolio(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF Global Bond Index Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Income VIP Fund–Class 1(1)	Vanguard VIF International Portfolio(1)

Franklin Mutual Shares VIP Fund–Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund–Class 1(1)	Vanguard VIF Moderate Allocation Portfolio(1)

Janus Henderson Forty Portfolio–Institutional Shares(1)	Vanguard VIF Real Estate Index Portfolio(1)

Janus Henderson Overseas Portfolio–Institutional Shares(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

John Hancock Emerging Markets Value Trust(1)	Vanguard VIF Total International Stock Market Index Portfolio(1)

LVIP Delaware Diversified Income Fund–Standard Class(2)	Vanguard VIF Total Stock Market Index Portfolio(1)

Matson Money Fixed Income VI Portfolio(1)	VY CBRE Global Real Estate Portfolio–Class 1 (formerly VY Clarion Global Real Estate Portfolio–Class I)(1)

Matson Money International Equity VI Portfolio(1)	Wanger International(1)

Matson Money U.S. Equity VI Portfolio(1)	Wanger Select(1)

MFS Global Equity Series–Initial Class(1)	Wanger Acorn (formerly Wanger USA)(1)

MFS Growth Series–Initial Class(1)	Western Asset Variable Global High Yield Bond Portfolio–Class I(1)

(1)	Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the years ended December 31, 2022, and December 31, 2021.
(2)

Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period April 30, 2021, (commencement of operations) through December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 based on our audits. We are

B-2	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA-CREF Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 27, 2023

We have served as the auditor of one or more of the sub-accounts of TIAA-CREF Life Separate Account VA-1 since 2005.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-3

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

Total assets	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

NET ASSETS

Accumulation fund	$58,561,454	$152,012,541	$84,931,127	$113,064,111	$94,274,296

Annuity fund	—	—	9,253,043	17,061,566	4,581,797

Net assets	$58,561,454	$152,012,541	$94,184,170	$130,125,677	$98,856,093

Investments, at cost	$66,300,541	$177,094,174	$129,237,642	$136,209,768	$99,937,868

Shares held in corresponding Funds	5,318,933	17,099,273	7,688,504	7,423,028	12,189,407

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$60.43	$94.39	$35.06

Lifetime Variable Select Annuity	—	39.69	60.47	94.35	35.06

Intelligent Variable Annuity

Band 1	36.18	40.30	61.37	95.79	35.57

Band 2	36.67	41.22	62.77	97.98	36.39

Band 3	36.99	41.84	63.73	99.46	36.94

Band 4	37.49	42.80	65.18	101.74	37.78

Band 5	35.86	39.69	60.46	94.36	35.04

Band 6	36.34	40.60	61.84	96.51	35.84

Band 7	36.67	41.22	62.77	97.98	36.39

Band 8	37.16	42.16	64.21	100.22	37.22

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Core Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,635,528	$3,578,654	$—	$1,110,288	$3,126,382

Expenses

Administrative expenses	63,582	187,933	185,311	256,783	139,555

Mortality and expense risk charges	131,194	295,572	347,048	479,268	253,503

Guaranteed minimum death benefits	32,071	51,733	13,569	15,540	21,280

Total expenses	226,847	535,238	545,928	751,591	414,338

Net investment income (loss)	1,408,681	3,043,416	(545,928)	358,697	2,712,044

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,319,338	(4,769,424)	51,565	7,090,047	1,956,111

Capital gain distributions	2,745,691	1,040,387	11,987,799	16,547,543	—

Net realized gain (loss)	4,065,029	(3,729,037)	12,039,364	23,637,590	1,956,111

Net change in unrealized appreciation (depreciation) on investments	(18,009,954)	(23,786,256)	(59,819,441)	(65,006,758)	(24,280,244)

Net realized and unrealized gain (loss) on investments	(13,944,925)	(27,515,293)	(47,780,077)	(41,369,168)	(22,324,133)

Net increase (decrease) in net assets from operations	$(12,536,244)	$(24,471,877)	$(48,326,005)	$(41,010,471)	$(19,612,089)

B-4	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

Total assets	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

NET ASSETS

Accumulation fund	$59,462,733	$105,243,855	$57,929,139	$46,439,701	$66,722,658

Annuity fund	7,086,726	—	7,014,330	4,924,310	6,768,887

Net assets	$66,549,459	$105,243,855	$64,943,469	$51,364,011	$73,491,545

Investments, at cost	$63,237,253	$105,243,855	$75,498,492	$58,205,259	$76,960,143

Shares held in corresponding Funds	4,009,004	105,243,855	5,178,905	4,319,934	4,598,970

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$120.30	$—	$129.48	$145.65	$95.73

Lifetime Variable Select Annuity	120.32	11.46	129.57	145.73	96.09

Intelligent Variable Annuity

Band 1	122.09	11.64	131.44	147.83	97.14

Band 2	124.88	11.91	134.44	151.21	99.36

Band 3	126.77	12.09	136.48	153.50	100.86

Band 4	129.67	12.37	139.60	157.01	103.17

Band 5	120.26	11.47	129.47	145.62	95.68

Band 6	123.01	11.73	132.43	148.94	97.87

Band 7	124.88	11.91	134.44	151.21	99.36

Band 8	127.73	12.18	137.51	154.66	101.63

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$892,441	$1,442,607	$1,175,718	$262,049	$984,181

Expenses

Administrative expenses	113,497	101,644	135,605	92,323	127,805

Mortality and expense risk charges	202,162	160,079	255,534	170,615	236,843

Guaranteed minimum death benefits	12,764	34,839	5,926	6,274	10,507

Total expenses	328,423	296,562	397,065	269,212	375,155

Net investment income (loss)	564,018	1,146,045	778,653	(7,163)	609,026

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	4,580,976	—	2,042,261	1,963,287	3,796,826

Capital gain distributions	2,822,436	—	6,669,139	9,080,609	9,211,322

Net realized gain (loss)	7,403,412	—	8,711,400	11,043,896	13,008,148

Net change in unrealized appreciation (depreciation) on investments	(14,066,190)	—	(37,660,600)	(21,475,657)	(31,041,278)

Net realized and unrealized gain (loss) on investments	(6,662,778)	—	(28,949,200)	(10,431,761)	(18,033,130)

Net increase (decrease) in net assets from operations	$(6,098,760)	$1,146,045	$(28,170,547)	$(10,438,924)	$(17,424,104)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-5

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

Total assets	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

NET ASSETS

Accumulation fund	$478,003,214	$4,062,223	$26,624,885	$5,351,516	$999,070

Annuity fund	44,026,969	—	—	—	—

Net assets	$522,030,183	$4,062,223	$26,624,885	$5,351,516	$999,070

Investments, at cost	$423,814,765	$4,113,494	$40,311,397	$7,137,285	$1,034,131

Shares held in corresponding Funds	16,374,849	241,081	1,742,466	212,109	40,912

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$116.88	$—	$—	$—	$—

Lifetime Variable Select Annuity	116.83	—	—	—	—

Intelligent Variable Annuity

Band 1	118.62	—	41.92	55.21	23.56

Band 2	121.33	—	42.88	56.47	23.89

Band 3	123.17	—	43.53	57.33	24.11

Band 4	125.99	38.68	44.53	58.64	24.44

Band 5	116.85	—	41.29	54.39	23.35

Band 6	119.52	—	42.24	55.63	23.67

Band 7	121.33	—	42.88	56.47	—

Band 8	124.10	38.10	43.86	57.76	24.22

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust— Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$7,580,132	$30,036	$136,211	$—	$135,454

Expenses

Administrative expenses	861,002	4,365	29,429	5,651	950

Mortality and expense risk charges	1,632,584	19	62,533	10,408	1,830

Guaranteed minimum death benefits	111,054	1,429	13,696	2,210	243

Total expenses	2,604,640	5,813	105,658	18,269	3,023

Net investment income (loss)	4,975,492	24,223	30,553	(18,269)	132,431

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	41,935,323	42,240	(3,591,562)	(682,510)	30,499

Capital gain distributions	12,014,246	371,115	3,682,695	111,770	—

Net realized gain (loss)	53,949,569	413,355	91,133	(570,740)	30,499

Net change in unrealized appreciation (depreciation) on investments	(189,862,304)	(1,415,313)	(9,796,343)	(1,646,412)	(65,372)

Net realized and unrealized gain (loss) on investments	(135,912,735)	(1,001,958)	(9,705,210)	(2,217,152)	(34,873)

Net increase (decrease) in net assets from operations	$(130,937,243)	$(977,735)	$(9,674,657)	$(2,235,421)	$97,558

B-6	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Total assets	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

NET ASSETS

Accumulation fund	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Net assets	$41,320,729	$30,835,767	$10,750,895	$53,594,444	$38,555,666

Investments, at cost	$48,881,466	$29,429,856	$11,400,318	$58,055,391	$40,921,971

Shares held in corresponding Funds	2,765,778	832,050	872,638	5,571,148	2,826,662

UNIT VALUE

Intelligent Variable Annuity

Band 1	$15.45	$88.16	$36.54	$26.28	$38.53

Band 2	15.80	90.17	36.84	26.70	39.06

Band 3	16.04	91.54	37.04	26.99	39.42

Band 4	16.41	93.63	37.35	27.42	39.97

Band 5	15.21	86.84	36.34	26.00	38.18

Band 6	15.56	88.82	36.64	26.42	38.71

Band 7	15.80	90.17	36.84	26.70	39.06

Band 8	16.16	92.23	37.14	27.13	39.60

	Delaware VIP International Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$619,348	$272,292	$199,791	$869,067	$581,945

Expenses

Administrative expenses	41,746	32,882	11,475	55,347	40,228

Mortality and expense risk charges	82,867	61,274	21,054	102,764	79,233

Guaranteed minimum death benefits	17,708	12,662	2,077	15,344	20,382

Total expenses	142,321	106,818	34,606	173,455	139,843

Net investment income (loss)	477,027	165,474	165,185	695,612	442,102

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(2,812,794)	2,276,049	699,665	(1,014,112)	803,899

Capital gain distributions	3,424,921	2,252,819	293,102	—	567,941

Net realized gain (loss)	612,127	4,528,868	992,767	(1,014,112)	1,371,840

Net change in unrealized appreciation (depreciation) on investments	(9,679,423)	(9,247,505)	(2,988,846)	(3,629,604)	(6,868,289)

Net realized and unrealized gain (loss) on investments	(9,067,296)	(4,718,637)	(1,996,079)	(4,643,716)	(5,496,449)

Net increase (decrease) in net assets from operations	$(8,590,269)	$(4,553,163)	$(1,830,894)	$(3,948,104)	$(5,054,347)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

ASSETS

Investments, at value	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Total assets	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

NET ASSETS

Accumulation fund	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Net assets	$45,207,790	$93,245,997	$77,670,460	$66,870,678	$44,642,759

Investments, at cost	$49,195,375	$87,152,941	$79,662,681	$60,517,108	$44,369,415

Shares held in corresponding Funds	4,205,376	7,618,137	7,821,799	2,197,525	2,173,455

UNIT VALUE

Intelligent Variable Annuity

Band 1	$44.72	$39.98	$25.21	$71.49	$73.45

Band 2	45.44	40.63	25.61	72.64	74.64

Band 3	45.92	41.06	25.89	73.42	75.44

Band 4	46.66	41.72	26.31	74.61	76.65

Band 5	44.24	39.56	24.94	70.73	72.67

Band 6	44.95	40.19	25.34	71.87	73.85

Band 7	45.44	40.63	25.61	72.64	74.64

Band 8	46.17	41.28	26.03	73.81	75.84

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,187,456	$3,662,353	$1,011,472	$1,504,714	$591,736

Expenses

Administrative expenses	45,437	93,793	79,569	68,383	46,163

Mortality and expense risk charges	93,066	184,248	158,355	136,010	86,110

Guaranteed minimum death benefits	16,059	33,224	29,732	22,028	14,574

Total expenses	154,562	311,265	267,656	226,421	146,847

Net investment income (loss)	1,032,894	3,351,088	743,816	1,278,293	444,889

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(1,153,202)	2,155,301	(488,577)	3,850,403	5,410,053

Capital gain distributions	808,419	1,017,763	—	813,305	3,505,046

Net realized gain (loss)	(344,783)	3,173,064	(488,577)	4,663,708	8,915,099

Net change in unrealized appreciation (depreciation) on investments	(10,222,694)	(10,101,699)	(1,522,321)	(9,735,421)	(11,606,845)

Net realized and unrealized gain (loss) on investments	(10,567,477)	(6,928,635)	(2,010,898)	(5,071,713)	(2,691,746)

Net increase (decrease) in net assets from operations	$(9,534,583)	$(3,577,547)	$(1,267,082)	$(3,793,420)	$(2,246,857)

B-8	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

ASSETS

Investments, at value	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Total assets	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

NET ASSETS

Accumulation fund	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Net assets	$8,710,851	$2,180,283	$11,179,557	$10,052,914	$1,694,139

Investments, at cost	$8,923,110	$2,476,061	$16,302,799	$14,357,951	$1,408,199

Shares held in corresponding Funds	566,007	140,392	833,052	296,634	43,981

UNIT VALUE

Intelligent Variable Annuity

Band 1	$36.00	$37.62	$64.41	$131.31	$—

Band 2	36.83	38.48	65.88	134.31	—

Band 3	37.39	39.06	66.88	136.35	77.19

Band 4	38.24	39.96	68.41	139.46	78.96

Band 5	35.47	37.06	63.45	129.34	—

Band 6	36.28	37.90	64.90	132.30	—

Band 7	36.83	—	65.88	134.31	—

Band 8	37.67	39.36	67.39	137.38	77.77

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$540,135	$49,501	$—	$22,338	$30,062

Expenses

Administrative expenses	10,022	2,281	11,705	12,136	1,690

Mortality and expense risk charges	9,717	1,423	21,774	11,865	125

Guaranteed minimum death benefits	4,285	1,313	4,623	4,367	337

Total expenses	24,024	5,017	38,102	28,368	2,152

Net investment income (loss)	516,111	44,484	(38,102)	(6,030)	27,910

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(8,505)	4,454	(1,254,926)	(1,334,385)	20,857

Capital gain distributions	205,946	251,305	2,537,869	1,828,850	—

Net realized gain (loss)	197,441	255,759	1,282,943	494,465	20,857

Net change in unrealized appreciation (depreciation) on investments	(1,426,858)	(479,893)	(6,474,257)	(6,322,520)	(217,702)

Net realized and unrealized gain (loss) on investments	(1,229,417)	(224,134)	(5,191,314)	(5,828,055)	(196,845)

Net increase (decrease) in net assets from operations	$(713,306)	$(179,650)	$(5,229,416)	$(5,834,085)	$(168,935)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

ASSETS

Investments, at value	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Total assets	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

NET ASSETS

Accumulation fund	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Net assets	$8,566,645	$41,295,869	$61,020,194	$26,593,355	$19,083,438

Investments, at cost	$8,566,227	$41,616,777	$71,478,045	$28,411,302	$19,537,123

Shares held in corresponding Funds	523,634	4,655,679	6,984,912	1,149,237	842,164

UNIT VALUE

Intelligent Variable Annuity

Band 1	$43.01	$30.27	$16.19	$24.17	$29.00

Band 2	43.99	30.64	16.56	24.49	29.39

Band 3	44.66	30.89	16.81	24.71	29.65

Band 4	45.68	31.26	17.19	—	30.05

Band 5	42.37	30.03	15.94	23.96	28.74

Band 6	43.33	30.39	16.31	24.28	29.13

Band 7	43.99	30.64	16.56	24.49	29.39

Band 8	45.00	31.01	16.93	24.82	29.78

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	LVIP Delaware Diversified Income Fund— Standard Class Sub-Accounti	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$114,150	$1,576,414	$2,139,755	$321,287	$412,305

Expenses

Administrative expenses	8,708	41,793	64,331	27,952	18,832

Mortality and expense risk charges	4,393	89,450	96,690	64,034	43,420

Guaranteed minimum death benefits	2,942	18,659	26,250	10,406	5,923

Total expenses	16,043	149,902	187,271	102,392	68,175

Net investment income (loss)	98,107	1,426,512	1,952,484	218,895	344,130

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	368,038	304,755	(2,667,152)	(794,077)	77,564

Capital gain distributions	667,469	—	136,223	—	191,164

Net realized gain (loss)	1,035,507	304,755	(2,530,929)	(794,077)	268,728

Net change in unrealized appreciation (depreciation) on investments	(1,679,498)	(7,064,340)	(9,564,649)	(1,661,981)	(2,784,572)

Net realized and unrealized gain (loss) on investments	(643,991)	(6,759,585)	(12,095,578)	(2,456,058)	(2,515,844)

Net increase (decrease) in net assets from operations	$(545,884)	$(5,333,073)	$(10,143,094)	$(2,237,163)	$(2,171,714)

B-10	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

ASSETS

Investments, at value	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Total assets	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

NET ASSETS

Accumulation fund	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Net assets	$25,533,987	$5,154,651	$754,166	$7,953,643	$4,333,050

Investments, at cost	$27,016,906	$5,743,145	$929,856	$9,803,413	$4,271,285

Shares held in corresponding Funds	877,457	260,073	15,705	412,319	119,302

UNIT VALUE

Intelligent Variable Annuity

Band 1	$45.23	$37.32	$91.96	$44.41	$83.77

Band 2	45.84	38.17	—	45.43	85.68

Band 3	46.25	38.75	—	46.12	86.98

Band 4	46.86	39.64	97.67	47.17	88.97

Band 5	44.83	36.76	90.58	43.75	82.51

Band 6	45.43	37.60	—	44.75	84.40

Band 7	45.84	38.17	—	45.43	85.68

Band 8	46.45	39.04	96.21	46.47	87.64

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$207,132	$30,417	$—	$9,033	$99,657

Expenses

Administrative expenses	26,785	5,555	884	8,559	4,055

Mortality and expense risk charges	59,661	6,941	753	13,107	5,223

Guaranteed minimum death benefits	8,702	1,623	252	3,918	1,947

Total expenses	95,148	14,119	1,889	25,584	11,225

Net investment income (loss)	111,984	16,298	(1,889)	(16,551)	88,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,728,882	(241,688)	(39,269)	(166,626)	195,470

Capital gain distributions	2,337,660	570,786	101,581	1,169,734	157,960

Net realized gain (loss)	4,066,542	329,098	62,312	1,003,108	353,430

Net change in unrealized appreciation (depreciation) on investments	(7,193,799)	(1,520,681)	(429,692)	(3,044,411)	(412,289)

Net realized and unrealized gain (loss) on investments	(3,127,257)	(1,191,583)	(367,380)	(2,041,303)	(58,859)

Net increase (decrease) in net assets from operations	$(3,015,273)	$(1,175,285)	$(369,269)	$(2,057,854)	$29,573

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Total assets	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

NET ASSETS

Accumulation fund	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Net assets	$41,803,368	$1,908,133	$4,367,411	$3,706,732	$38,445,806

Investments, at cost	$42,763,372	$2,039,286	$5,209,267	$4,502,341	$45,897,640

Shares held in corresponding Funds	2,750,222	71,199	498,563	540,340	3,825,453

UNIT VALUE

Intelligent Variable Annuity

Band 1	$36.47	$45.91	$21.62	$24.29	$28.24

Band 2	37.31	46.96	22.12	24.63	28.63

Band 3	37.87	47.67	22.45	24.86	28.89

Band 4	38.74	48.76	22.97	25.20	29.29

Band 5	35.93	45.22	21.30	24.07	27.98

Band 6	36.75	46.26	21.79	24.41	28.37

Band 7	37.31	—	22.12	24.63	28.63

Band 8	38.16	48.03	22.62	24.97	29.02

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio— I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$263,286	$8,894	$397,421	$1,097,711	$1,949,370

Expenses

Administrative expenses	44,770	2,095	5,141	4,811	39,136

Mortality and expense risk charges	90,612	2,593	5,224	7,853	85,031

Guaranteed minimum death benefits	19,981	613	1,269	1,876	16,614

Total expenses	155,363	5,301	11,634	14,540	140,781

Net investment income (loss)	107,923	3,593	385,787	1,083,171	1,808,589

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,506,611	138,288	(419,576)	70,568	(2,271,749)

Capital gain distributions	6,446,464	188,918	445,068	—	—

Net realized gain (loss)	8,953,075	327,206	25,492	70,568	(2,271,749)

Net change in unrealized appreciation (depreciation) on investments	(13,987,141)	(803,561)	(1,137,251)	(1,220,002)	(6,726,133)

Net realized and unrealized gain (loss) on investments	(5,034,066)	(476,355)	(1,111,759)	(1,149,434)	(8,997,882)

Net increase (decrease) in net assets from operations	$(4,926,143)	$(472,762)	$(725,972)	$(66,263)	$(7,189,293)

B-12	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account

ASSETS

Investments, at value	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Total assets	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

NET ASSETS

Accumulation fund	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Net assets	$5,679,452	$100,994,154	$93,016,711	$7,236,078	$20,887,550

Investments, at cost	$6,556,432	$114,297,138	$96,026,826	$8,472,747	$19,693,908

Shares held in corresponding Funds	601,000	$8,782,100	3,504,774	141,192	514,598

UNIT VALUE

Intelligent Variable Annuity

Band 1	$17.58	$18.96	$54.37	$66.93	$45.53

Band 2	17.98	19.39	55.61	68.46	46.58

Band 3	18.26	19.69	56.45	69.50	47.28

Band 4	18.67	20.14	57.75	71.09	48.36

Band 5	17.32	18.68	53.56	65.93	44.85

Band 6	17.71	19.10	54.78	67.44	45.88

Band 7	17.98	19.39	55.61	68.46	46.58

Band 8	18.39	19.84	56.88	70.03	47.64

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account	PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account

INVESTMENT INCOME

Dividends	$92,853	$7,784,661	$1,849,254	$14,474	$—

Expenses

Administrative expenses	5,642	108,720	97,233	7,645	22,784

Mortality and expense risk charges	5,608	197,761	172,212	6,753	35,948

Guaranteed minimum death benefits	1,127	43,501	39,386	2,813	7,668

Total expenses	12,377	349,982	308,831	17,211	66,400

Net investment income (loss)	80,476	7,434,679	1,540,423	(2,737)	(66,400)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(213,942)	(108,537)	4,103,428	(153,680)	1,612,223

Capital gain distributions	82,501	—	10,710,354	802,580	—

Net realized gain (loss)	(131,441)	(108,537)	14,813,782	648,900	1,612,223

Net change in unrealized appreciation (depreciation) on investments	(627,671)	(21,543,150)	(28,195,749)	(2,847,715)	(8,991,762)

Net realized and unrealized gain (loss) on investments	(759,112)	(21,651,687)	(13,381,967)	(2,198,815)	(7,379,539)

Net increase (decrease) in net assets from operations	$(678,636)	(14,217,008)	$(11,841,544)	$(2,201,552)	$(7,445,939)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	PSF Natural Resources Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

ASSETS

Investments, at value	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Total assets	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

NET ASSETS

Accumulation fund	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Net assets	$3,421,705	$8,020,859	$764,379	$7,675,721	$7,313,720

Investments, at cost	$2,710,442	$6,107,721	$1,090,298	$7,438,191	$7,621,930

Shares held in corresponding Funds	85,908	188,904	99,013	918,148	131,211

UNIT VALUE

Intelligent Variable Annuity

Band 1	$61.13	$57.79	$26.71	$23.10	$52.17

Band 2	62.53	59.11	27.32	23.63	52.80

Band 3	63.48	—	—	23.99	53.23

Band 4	64.93	61.38	28.37	24.53	53.88

Band 5	60.22	56.93	26.31	22.75	51.75

Band 6	61.60	58.23	26.91	23.27	52.38

Band 7	62.53	59.11	—	23.63	52.80

Band 8	63.96	60.46	27.94	24.17	53.44

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	PSF Natural Resources Portfolio—Class II Sub-Account	PSF PGIM Jennison Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$30,629	$—

Expenses

Administrative expenses	3,038	8,420	877	7,826	7,156

Mortality and expense risk charges	2,795	3,026	904	5,163	12,527

Guaranteed minimum death benefits	1,034	3,036	288	2,452	4,066

Total expenses	6,867	14,482	2,069	15,441	23,749

Net investment income (loss)	(6,867)	(14,482)	(2,069)	15,188	(23,749)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	305,539	231,893	(161,950)	530,166	(89,599)

Capital gain distributions	—	—	247,758	137,875	115,502

Net realized gain (loss)	305,539	231,893	85,808	668,041	25,903

Net change in unrealized appreciation (depreciation) on investments	188,500	(1,007,391)	(374,700)	(1,521,730)	(1,092,992)

Net realized and unrealized gain (loss) on investments	494,039	(775,498)	(288,892)	(853,689)	(1,067,089)

Net increase (decrease) in net assets from operations	$487,172	$(789,980)	$(290,961)	$(838,501)	$(1,090,838)

B-14	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account

ASSETS

Investments, at value	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Total assets	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

NET ASSETS

Accumulation fund	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Net assets	$54,184,794	$21,886,772	$4,282,659	$16,395,164	$2,357,152

Investments, at cost	$57,129,362	$27,169,648	$4,883,675	$17,297,501	$2,783,966

Shares held in corresponding Funds	11,804,966	2,906,610	197,176	422,447	103,611

UNIT VALUE

Intelligent Variable Annuity

Band 1	$26.31	$15.75	$30.36	$53.54	$25.85

Band 2	26.74	16.11	30.49	54.19	25.95

Band 3	27.03	16.36	30.57	54.63	26.02

Band 4	27.47	16.73	30.69	55.29	26.12

Band 5	26.03	15.52	30.28	53.11	25.78

Band 6	26.45	15.87	30.40	53.75	25.88

Band 7	26.74	16.11	30.49	54.19	25.95

Band 8	27.25	16.48	30.61	54.85	—

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Balanced Portfolio Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Conservative Allocation Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,095,884	$615,105	$87,658	$153,732	$128,195

Expenses

Administrative expenses	56,270	20,866	4,334	17,328	3,691

Mortality and expense risk charges	118,665	39,255	6,788	27,663	6,413

Guaranteed minimum death benefits	25,852	7,644	937	2,478	745

Total expenses	200,787	67,765	12,059	47,469	10,849

Net investment income (loss)	895,097	547,340	75,599	106,263	117,346

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(659,597)	(1,361,943)	(303,870)	28,523	(610,184)

Capital gain distributions	85,946	1,570,655	439,091	1,661,096	225,154

Net realized gain (loss)	(573,651)	208,712	135,221	1,689,619	(385,030)

Net change in unrealized appreciation (depreciation) on investments	(3,174,642)	(6,016,658)	(919,980)	(4,999,084)	(480,609)

Net realized and unrealized gain (loss) on investments	(3,748,293)	(5,807,946)	(784,759)	(3,309,465)	(865,639)

Net increase (decrease) in net assets from operations	$(2,853,196)	$(5,260,606)	$(709,160)	$(3,203,202)	$(748,293)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

ASSETS

Investments, at value	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Total assets	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

NET ASSETS

Accumulation fund	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Net assets	$140,644,057	$1,862,620	$50,757,541	$4,555,248	$82,945,238

Investments, at cost	$129,606,942	$2,095,560	$55,601,952	$5,599,816	$90,796,932

Shares held in corresponding Funds	2,771,858	104,465	7,303,243	202,276	3,879,571

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.03	$21.57	$32.06	$29.43	$45.87

Band 2	53.67	21.65	32.45	29.55	46.42

Band 3	54.10	21.71	32.71	29.62	46.80

Band 4	54.76	21.80	33.10	29.74	47.37

Band 5	52.60	—	31.80	29.35	45.50

Band 6	53.24	21.59	32.19	29.47	46.05

Band 7	53.67	21.65	32.45	29.55	46.42

Band 8	54.32	—	32.84	29.66	46.99

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF Global Bond Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF International Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$2,066,913	$47,988	$2,663,518	$51,577	$979,351

Expenses

Administrative expenses	152,311	1,823	52,495	4,160	86,996

Mortality and expense risk charges	213,819	2,621	111,080	7,512	174,530

Guaranteed minimum death benefits	28,414	78	21,387	1,749	34,012

Total expenses	394,544	4,522	184,962	13,421	295,538

Net investment income (loss)	1,672,369	43,466	2,478,556	38,156	683,813

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	7,812,794	(94,669)	(1,224,707)	(1,457,074)	1,979,302

Capital gain distributions	6,911,259	17,723	—	764,597	9,290,629

Net realized gain (loss)	14,724,053	(76,946)	(1,224,707)	(692,477)	11,269,931

Net change in unrealized appreciation (depreciation) on investments	(48,847,280)	(225,573)	(6,881,487)	(843,522)	(31,396,423)

Net realized and unrealized gain (loss) on investments	(34,123,227)	(302,519)	(8,106,194)	(1,535,999)	(20,126,492)

Net increase (decrease) in net assets from operations	$(32,450,858)	$(259,053)	$(5,627,638)	$(1,497,843)	$(19,442,679)

B-16	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Total assets	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

NET ASSETS

Accumulation fund	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Net assets	$4,355,605	$32,399,593	$17,314,245	$255,015,527	$19,660,254

Investments, at cost	$4,826,273	$36,931,057	$22,078,996	$293,460,516	$23,262,857

Shares held in corresponding Funds	163,437	2,810,025	1,171,464	24,710,807	1,032,034

UNIT VALUE

Intelligent Variable Annuity

Band 1	$28.16	$33.96	$43.19	$25.40	$31.26

Band 2	28.27	34.37	43.72	25.71	31.38

Band 3	28.35	34.65	44.07	25.92	31.47

Band 4	28.46	35.07	44.61	26.23	31.59

Band 5	28.08	33.69	42.85	25.20	31.18

Band 6	28.19	34.09	43.37	25.51	31.30

Band 7	28.27	34.37	43.72	25.71	31.38

Band 8	—	34.79	44.25	26.02	31.51

	Vanguard VIF Moderate Allocation Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account	Vanguard VIF Total International Stock Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$104,632	$689,054	$48,289	$5,433,030	$689,369

Expenses

Administrative expenses	4,046	36,163	19,275	265,368	20,006

Mortality and expense risk charges	9,198	68,687	35,277	536,970	33,260

Guaranteed minimum death benefits	1,694	10,427	6,615	102,903	5,007

Total expenses	14,938	115,277	61,167	905,241	58,273

Net investment income (loss)	89,694	573,777	(12,878)	4,527,789	631,096

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(283,791)	733,499	(1,698,283)	(8,484,340)	(1,130,689)

Capital gain distributions	194,956	1,556,362	5,178,087	1,927,849	721,646

Net realized gain (loss)	(88,835)	2,289,861	3,479,804	(6,556,491)	(409,043)

Net change in unrealized appreciation (depreciation) on investments	(679,046)	(14,433,130)	(9,897,222)	(37,806,838)	(3,916,025)

Net realized and unrealized gain (loss) on investments	(767,881)	(12,143,269)	(6,417,418)	(44,363,329)	(4,325,068)

Net increase (decrease) in net assets from operations	$(678,187)	$(11,569,492)	$(6,430,296)	$(39,835,540)	$(3,693,972)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2022

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

ASSETS

Investments, at value	$21,371,598	$7,064,826	$10,950,553

Total assets	$21,371,598	$7,064,826	$10,950,553

NET ASSETS

Accumulation fund	$21,371,598	$7,064,826	$10,950,553

Net assets	$21,371,598	$7,064,826	$10,950,553

Investments, at cost	$25,074,745	$7,970,462	$14,428,648

Shares held in corresponding Funds	505,239	750,779	626,462

UNIT VALUE

Intelligent Variable Annuity

Band 1	$34.62	$44.53	$63.67

Band 2	34.76	45.38	65.12

Band 3	34.85	45.96	66.11

Band 4	34.99	46.84	67.62

Band 5	34.52	43.97	62.71

Band 6	34.66	44.81	64.15

Band 7	34.76	45.38	65.12

Band 8	34.89	46.25	66.61

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended December 31, 2022

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account	VY CBRE Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME

Dividends	$257,087	$260,692	$103,823

Expenses

Administrative expenses	20,432	7,964	11,436

Mortality and expense risk charges	36,496	12,986	16,524

Guaranteed minimum death benefits	4,661	2,927	4,334

Total expenses	61,589	23,877	32,294

Net investment income (loss)	195,498	236,815	71,529

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(500,360)	(141,990)	(599,829)

Capital gain distributions	1,377,111	403,356	2,053,447

Net realized gain (loss)	876,751	261,366	1,453,618

Net change in unrealized appreciation (depreciation) on investments	(5,635,891)	(2,951,038)	(6,860,104)

Net realized and unrealized gain (loss) on investments	(4,759,140)	(2,689,672)	(5,406,486)

Net increase (decrease) in net assets from operations	$(4,563,642)	$(2,452,857)	$(5,334,957)

B-18	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$1,639,549	$3,368,927	$12,838,185

Total assets	$1,639,549	$3,368,927	$12,838,185

NET ASSETS

Accumulation fund	$1,639,549	$3,368,927	$12,838,185

Net assets	$1,639,549	$3,368,927	$12,838,185

Investments, at cost	$2,903,583	$4,134,235	$15,361,459

Shares held in corresponding Funds	264,018	307,665	2,221,139

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.78	$90.76	$17.34

Band 2	55.01	92.84	17.73

Band 3	55.84	94.25	18.00

Band 4	57.12	96.40	18.41

Band 5	52.98	89.41	17.08

Band 6	54.19	91.45	17.47

Band 7	55.01	92.84	17.73

Band 8	56.27	94.96	18.14

	Wanger Select Sub-Account	Wanger Acorn Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$901,012

Expenses

Administrative expenses	1,793	3,240	13,557

Mortality and expense risk charges	953	5,987	24,428

Guaranteed minimum death benefits	578	1,358	5,553

Total expenses	3,324	10,585	43,538

Net investment income (loss)	(3,324)	(10,585)	857,474

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(379,565)	(1,577,800)	(502,016)

Capital gain distributions	852,116	1,151,959	—

Net realized gain (loss)	472,551	(425,841)	(502,016)

Net change in unrealized appreciation (depreciation) on investments	(1,298,966)	(908,211)	(2,529,254)

Net realized and unrealized gain (loss) on investments	(826,415)	(1,334,052)	(3,031,270)

Net increase (decrease) in net assets from operations	$(829,739)	$(1,344,637)	$(2,173,796)

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-19

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Core Bond Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,408,681	$1,036,072	$3,043,416	$3,567,905

Net realized gain (loss)	4,065,029	4,975,246	(3,729,037)	5,554,109

Net change in unrealized appreciation (depreciation) on investments	(18,009,954)	427,912	(23,786,256)	(11,444,724)

Net increase (decrease) in net assets from operations	(12,536,244)	6,439,230	(24,471,877)	(2,322,710)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	610,267	3,682,679	3,649,423	9,145,246

Net contractowner transfers	(2,723,387)	(2,561,320)	(411,530)	8,814,782

Withdrawals and death benefits (b)	(2,478,857)	(1,390,115)	(8,374,519)	(8,490,798)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,591,977)	(268,756)	(5,136,626)	9,469,230

Net increase (decrease) in net assets	(17,128,221)	6,170,474	(29,608,503)	7,146,520

NET ASSETS

Beginning of period	75,689,675	69,519,201	181,621,044	174,474,524

End of period	$58,561,454	$75,689,675	$152,012,541	$181,621,044

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,715,961	1,724,820	3,803,346	3,616,426

Units purchased	15,745	86,687	85,680	194,406

Units sold/transferred	(133,344)	(95,546)	(216,356)	(7,486)

End of period	1,598,362	1,715,961	3,672,670	3,803,346

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-20	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(545,928)	$(351,472)	$358,697	$486,240

Net realized gain (loss)	12,039,364	41,561,476	23,637,590	15,380,216

Net change in unrealized appreciation (depreciation) on investments	(59,819,441)	(20,492,762)	(65,006,758)	22,170,040

Net increase (decrease) in net assets from operations	(48,326,005)	20,717,242	(41,010,471)	38,036,496

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,102,118	3,352,334	684,607	1,314,266

Net contractowner transfers	3,089,453	(5,828,210)	(506,003)	6,320,581

Annuity payments	(2,109,834)	(2,221,686)	(4,257,485)	(3,630,855)

Withdrawals and death benefits (b)	(7,133,510)	(8,463,982)	(11,360,689)	(12,286,419)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,051,773)	(13,161,544)	(15,439,570)	(8,282,427)

Net increase (decrease) in net assets	(52,377,778)	7,555,698	(56,450,041)	29,754,069

NET ASSETS

Beginning of period	146,561,948	139,006,250	186,575,718	156,821,649

End of period	$94,184,170	$146,561,948	$130,125,677	$186,575,718

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,448,227	1,593,859	1,305,937	1,392,198

Units purchased	29,204	38,261	6,456	11,612

Units sold/transferred	(97,570)	(183,893)	(135,639)	(97,873)

End of period	1,379,861	1,448,227	1,176,754	1,305,937

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,712,044	$742,564	$564,018	$647,643

Net realized gain (loss)	1,956,111	4,924,787	7,403,412	3,755,580

Net change in unrealized appreciation (depreciation) on investments	(24,280,244)	4,577,514	(14,066,190)	12,016,658

Net increase (decrease) in net assets from operations	(19,612,089)	10,244,865	(6,098,760)	16,419,881

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,534,919	11,801,863	876,144	799,764

Net contractowner transfers	4,826,178	1,882,472	(2,417,772)	3,753,423

Annuity payments	(845,633)	(908,794)	(1,204,352)	(1,273,072)

Withdrawals and death benefits (b)	(5,751,953)	(5,609,675)	(3,769,244)	(3,291,016)

Net increase (decrease) in net assets resulting from contractowner transactions	3,763,511	7,165,866	(6,515,224)	(10,901)

Net increase (decrease) in net assets	(15,848,578)	17,410,731	(12,613,984)	16,408,980

NET ASSETS

Beginning of period	114,704,671	97,293,940	79,163,443	62,754,463

End of period	$98,856,093	$114,704,671	$66,549,459	$79,163,443

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,516,920	2,355,155	540,396	547,428

Units purchased	153,310	281,791	7,350	6,637

Units sold/transferred	(57,458)	(120,026)	(64,506)	(13,669)

End of period	2,612,772	2,516,920	483,240	540,396

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,146,045	$(302,759)	$778,653	$847,425

Net realized gain (loss)	—	—	8,711,400	4,066,091

Net change in unrealized appreciation (depreciation) on investments	—	—	(37,660,600)	23,144,377

Net increase (decrease) in net assets from operations	1,146,045	(302,759)	(28,170,547)	28,057,893

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	22,913,597	49,498,964	508,310	707,581

Net contractowner transfers	28,048,444	(25,621,098)	453,901	1,426,518

Annuity payments	—	—	(1,366,615)	(1,035,670)

Withdrawals and death benefits (b)	(28,875,182)	(36,224,842)	(4,943,850)	(4,224,883)

Net increase (decrease) in net assets resulting from contractowner transactions	22,086,859	(12,346,976)	(5,348,254)	(3,126,454)

Net increase (decrease) in net assets	23,232,904	(12,649,735)	(33,518,801)	24,931,439

NET ASSETS

Beginning of period	82,010,951	94,660,686	98,462,270	73,530,831

End of period	$105,243,855	$82,010,951	$64,943,469	$98,462,270

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,947,147	8,006,910	483,174	509,844

Units purchased	1,978,748	4,284,336	3,246	4,604

Units sold/transferred	(131,742)	(5,344,099)	(45,874)	(31,274)

End of period	8,794,153	6,947,147	440,546	483,174

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(7,163)	$(19,834)	$609,026	$522,809

Net realized gain (loss)	11,043,896	2,674,507	13,008,148	7,071,908

Net change in unrealized appreciation (depreciation) on investments	(21,475,657)	10,247,201	(31,041,278)	12,444,703

Net increase (decrease) in net assets from operations	(10,438,924)	12,901,874	(17,424,104)	20,039,420

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	503,008	1,790,884	767,997	1,389,885

Net contractowner transfers	(1,597,229)	1,692,576	101,860	2,804,992

Annuity payments	(1,047,574)	(1,124,766)	(1,154,368)	(916,853)

Withdrawals and death benefits (b)	(3,215,070)	(2,350,231)	(6,383,212)	(4,146,650)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,356,865)	8,463	(6,667,723)	(868,626)

Net increase (decrease) in net assets	(15,795,789)	12,910,337	(24,091,827)	19,170,794

NET ASSETS

Beginning of period	67,159,800	54,249,463	97,583,372	78,412,578

End of period	$51,364,011	$67,159,800	$73,491,545	$97,583,372

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	347,124	349,947	747,930	759,926

Units purchased	3,212	10,475	7,072	13,351

Units sold/transferred	(37,227)	(13,298)	(73,879)	(25,347)

End of period	313,109	347,124	681,123	747,930

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,975,492	$4,790,194	$24,223	$11,264

Net realized gain (loss)	53,949,569	52,627,719	413,355	507,448

Net change in unrealized appreciation (depreciation) on investments	(189,862,304)	80,713,180	(1,415,313)	413,411

Net increase (decrease) in net assets from operations	(130,937,243)	138,131,093	(977,735)	932,123

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	11,436,684	25,123,963	35,026	81,329

Net contractowner transfers	2,717,944	(3,073,561)	(57,020)	(162,656)

Annuity payments	(8,008,697)	(7,901,386)	—	—

Withdrawals and death benefits (b)	(28,852,653)	(36,396,376)	(150,510)	(58,094)

Net increase (decrease) in net assets resulting from contractowner transactions	(22,706,722)	(22,247,360)	(172,504)	(139,421)

Net increase (decrease) in net assets	(153,643,965)	115,883,733	(1,150,239)	792,702

NET ASSETS

Beginning of period	675,674,148	559,790,415	5,212,462	4,419,760

End of period	$522,030,183	$675,674,148	$4,062,223	$5,212,462

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,136,819	4,293,622	109,514	112,880

Units purchased	89,107	185,581	908	1,918

Units sold/transferred	(231,073)	(342,384)	(4,873)	(5,284)

End of period	3,994,853	4,136,819	105,549	109,514

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$30,553	$(70,955)	$(18,269)	$(23,116)

Net realized gain (loss)	91,133	11,192,433	(570,740)	2,033,150

Net change in unrealized appreciation (depreciation) on investments	(9,796,343)	(7,653,221)	(1,646,412)	(1,353,843)

Net increase (decrease) in net assets from operations	(9,674,657)	3,468,257	(2,235,421)	656,191

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	771,007	869,252	336,498	496,622

Net contractowner transfers	1,200,437	(2,493,216)	(252,848)	500,921

Withdrawals and death benefits (b)	(1,299,735)	(1,111,113)	(100,362)	(99,165)

Net increase (decrease) in net assets resulting from contractowner transactions	671,709	(2,735,077)	(16,712)	898,378

Net increase (decrease) in net assets	(9,002,948)	733,180	(2,252,133)	1,554,569

NET ASSETS

Beginning of period	35,627,833	34,894,653	7,603,649	6,049,080

End of period	$26,624,885	$35,627,833	$5,351,516	$7,603,649

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	609,525	657,391	94,915	85,050

Units purchased	15,227	14,893	5,235	6,756

Units sold/transferred	(2,655)	(62,759)	(5,782)	3,109

End of period	622,097	609,525	94,368	94,915

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP International Series—Standard Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$132,431	$24,470	$477,027	$301,954

Net realized gain (loss)	30,499	71,318	612,127	1,513,831

Net change in unrealized appreciation (depreciation) on investments	(65,372)	13,545	(9,679,423)	1,292,997

Net increase (decrease) in net assets from operations	97,558	109,333	(8,590,269)	3,108,782

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	9,742	28,492	640,789	932,337

Net contractowner transfers	349,707	212,839	1,891,503	(462,728)

Withdrawals and death benefits (b)	(19,205)	(803)	(1,664,530)	(1,618,053)

Net increase (decrease) in net assets resulting from contractowner transactions	340,244	240,528	867,762	(1,148,444)

Net increase (decrease) in net assets	437,802	349,861	(7,722,507)	1,960,338

NET ASSETS

Beginning of period	561,268	211,407	49,043,236	47,082,898

End of period	$999,070	$561,268	$41,320,729	$49,043,236

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	27,126	13,025	2,553,893	2,616,376

Units purchased	403	1,601	39,113	49,312

Units sold/transferred	14,214	12,500	17,047	(111,795)

End of period	41,743	27,126	2,610,053	2,553,893

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP Small Cap Value Series—Standard Class Sub-Account		DFA VA Equity Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$165,474	$186,993	$165,185	$211,839

Net realized gain (loss)	4,528,868	1,316,931	992,767	8,229,149

Net change in unrealized appreciation (depreciation) on investments	(9,247,505)	8,879,407	(2,988,846)	(2,939,417)

Net increase (decrease) in net assets from operations	(4,553,163)	10,383,331	(1,830,894)	5,501,571

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	615,697	975,025	132,186	1,444,929

Net contractowner transfers	(1,812,188)	(3,928,999)	(332,568)	(23,170,494)

Withdrawals and death benefits (b)	(1,383,270)	(1,286,518)	(733,496)	(535,836)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,579,761)	(4,240,492)	(933,878)	(22,261,401)

Net increase (decrease) in net assets	(7,132,924)	6,142,839	(2,764,772)	(16,759,830)

NET ASSETS

Beginning of period	37,968,691	31,825,852	13,515,667	30,275,497

End of period	$30,835,767	$37,968,691	$10,750,895	$13,515,667

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	367,649	414,160	314,855	874,635

Units purchased	6,650	10,613	3,894	36,434

Units sold/transferred	(33,955)	(57,124)	(27,685)	(596,214)

End of period	340,344	367,649	291,064	314,855

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA Global Bond Portfolio Sub-Account		DFA VA Global Moderate Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$695,612	$254,225	$442,102	$512,164

Net realized gain (loss)	(1,014,112)	(186,201)	1,371,840	5,377,519

Net change in unrealized appreciation (depreciation) on investments	(3,629,604)	(883,647)	(6,868,289)	(290,103)

Net increase (decrease) in net assets from operations	(3,948,104)	(815,623)	(5,054,347)	5,599,580

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	754,600	1,560,756	1,341,267	2,543,249

Net contractowner transfers	(42,609)	(243,085)	(1,599,230)	(1,454,445)

Withdrawals and death benefits (b)	(3,535,199)	(2,730,264)	(1,705,102)	(1,369,429)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,823,208)	(1,412,593)	(1,963,065)	(280,625)

Net increase (decrease) in net assets	(6,771,312)	(2,228,216)	(7,017,412)	5,318,955

NET ASSETS

Beginning of period	60,365,756	62,593,972	45,573,078	40,254,123

End of period	$53,594,444	$60,365,756	$38,555,666	$45,573,078

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,102,229	2,150,951	1,033,984	1,039,844

Units purchased	28,452	54,475	32,200	60,675

Units sold/transferred	(131,538)	(103,197)	(79,152)	(66,535)

End of period	1,999,143	2,102,229	987,032	1,033,984

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA International Small Portfolio Sub-Account		DFA VA International Value Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,032,894	$1,179,856	$3,351,088	$3,642,187

Net realized gain (loss)	(344,783)	4,474,773	3,173,064	1,034,485

Net change in unrealized appreciation (depreciation) on investments	(10,222,694)	1,325,616	(10,101,699)	11,267,942

Net increase (decrease) in net assets from operations	(9,534,583)	6,980,245	(3,577,547)	15,944,614

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	988,788	1,661,357	1,800,697	3,093,907

Net contractowner transfers	2,118,370	(2,958,020)	(2,867,053)	(5,799,025)

Withdrawals and death benefits (b)	(2,234,781)	(2,045,737)	(3,573,081)	(4,122,538)

Net increase (decrease) in net assets resulting from contractowner transactions	872,377	(3,342,400)	(4,639,437)	(6,827,656)

Net increase (decrease) in net assets	(8,662,206)	3,637,845	(8,216,984)	9,116,958

NET ASSETS

Beginning of period	53,869,996	50,232,151	101,462,981	92,346,023

End of period	$45,207,790	$53,869,996	$93,245,997	$101,462,981

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	971,761	1,035,593	2,397,960	2,571,556

Units purchased	21,557	31,273	45,300	76,697

Units sold/transferred	617	(95,105)	(152,430)	(250,293)

End of period	993,935	971,761	2,290,830	2,397,960

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	DFA VA Short-Term Fixed Portfolio Sub-Account		DFA VA US Large Value Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$743,816	$(280,106)	$1,278,293	$974,919

Net realized gain (loss)	(488,577)	(75,878)	4,663,708	2,546,895

Net change in unrealized appreciation (depreciation) on investments	(1,522,321)	(88,278)	(9,735,421)	11,821,210

Net increase (decrease) in net assets from operations	(1,267,082)	(444,262)	(3,793,420)	15,343,024

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,678,976	6,264,057	1,457,248	3,190,988

Net contractowner transfers	(3,743,898)	3,808,160	(1,827,140)	772,453

Withdrawals and death benefits (b)	(3,239,526)	(6,288,274)	(2,834,109)	(4,162,334)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,304,448)	3,783,943	(3,204,001)	(198,893)

Net increase (decrease) in net assets	(6,571,530)	3,339,681	(6,997,421)	15,144,131

NET ASSETS

Beginning of period	84,241,990	80,902,309	73,868,099	58,723,968

End of period	$77,670,460	$84,241,990	$66,870,678	$73,868,099

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,235,121	3,091,942	962,246	969,763

Units purchased	66,057	242,414	20,365	45,009

Units sold/transferred	(273,795)	(99,235)	(63,918)	(52,526)

End of period	3,027,383	3,235,121	918,693	962,246

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA US Targeted Value Portfolio Sub-Account		Franklin Income VIP Fund-Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$444,889	$538,140	$516,111	$446,413

Net realized gain (loss)	8,915,099	6,289,121	197,441	46,798

Net change in unrealized appreciation (depreciation) on investments	(11,606,845)	6,960,163	(1,426,858)	1,054,466

Net increase (decrease) in net assets from operations	(2,246,857)	13,787,424	$(713,306)	1,547,677

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,101,504	2,675,892	53,191	165,143

Net contractowner transfers	(3,468,703)	1,259,814	(271,810)	202,922

Withdrawals and death benefits (b)	(2,453,804)	(1,684,791)	(1,109,203)	(362,191)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,821,003)	2,250,915	(1,327,822)	5,874

Net increase (decrease) in net assets	(7,067,860)	16,038,339	(2,041,128)	1,553,551

NET ASSETS

Beginning of period	51,710,619	35,672,280	10,751,979	9,198,428

End of period	$44,642,759	$51,710,619	$8,710,851	$10,751,979

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	659,196	634,088	271,861	272,177

Units purchased	15,035	37,513	1,398	4,642

Units sold/transferred	(78,419)	(12,405)	(40,983)	(4,958)

End of period	595,812	659,196	232,276	271,861

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$44,484	$69,650	$(38,102)	$(50,671)

Net realized gain (loss)	255,759	(8,317)	1,282,943	4,049,257

Net change in unrealized appreciation (depreciation) on investments	(479,893)	327,446	(6,474,257)	(2,500,697)

Net increase (decrease) in net assets from operations	(179,650)	388,779	(5,229,416)	1,497,889

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,251	23,369	602,765	1,100,852

Net contractowner transfers	(79,499)	127,062	869,184	(3,434,208)

Withdrawals and death benefits (b)	(29,351)	(80,663)	(342,820)	(803,717)

Net increase (decrease) in net assets resulting from contractowner transactions	(103,599)	69,768	1,129,129	(3,137,073)

Net increase (decrease) in net assets	(283,249)	458,547	(4,100,287)	(1,639,184)

NET ASSETS

Beginning of period	2,463,532	2,004,985	15,279,844	16,919,028

End of period	$2,180,283	$2,463,532	$11,179,557	$15,279,844

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	58,246	56,641	152,928	185,781

Units purchased	130	571	8,844	11,495

Units sold/transferred	(2,862)	1,034	7,279	(44,348)

End of period	55,514	58,246	169,051	152,928

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Henderson Forty Portfolio— Institutional Shares Sub-Account		Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(6,030)	$(46,591)	$27,910	$19,478

Net realized gain (loss)	494,465	5,636,388	20,857	132,937

Net change in unrealized appreciation (depreciation) on investments	(6,322,520)	(1,905,042)	(217,702)	98,020

Net increase (decrease) in net assets from operations	(5,834,085)	3,684,755	(168,935)	250,435

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	50,108	1,027,578	10,632	27,366

Net contractowner transfers	(1,722,523)	(2,485,120)	(23,955)	(59,325)

Withdrawals and death benefits (b)	(608,549)	(1,160,626)	(30,633)	(253,666)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,280,964)	(2,618,168)	(43,956)	(285,625)

Net increase (decrease) in net assets	(8,115,049)	1,066,587	(212,891)	(35,190)

NET ASSETS

Beginning of period	18,167,963	17,101,376	1,907,030	1,942,220

End of period	$10,052,914	$18,167,963	$1,694,139	$1,907,030

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	88,230	102,201	22,148	25,642

Units purchased	313	5,973	138	330

Units sold/transferred	(15,124)	(19,944)	(747)	(3,824)

End of period	73,419	88,230	21,539	22,148

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$98,107	$19,195	$1,426,512	$951,347

Net realized gain (loss)	1,035,507	471,600	304,755	1,056,819

Net change in unrealized appreciation (depreciation) on investments	(1,679,498)	1,115,302	(7,064,340)	2,741,969

Net increase (decrease) in net assets from operations	(545,884)	1,606,097	(5,333,073)	4,750,135

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	28,452	112,802	1,712,337	1,577,703

Net contractowner transfers	(119,701)	(337,674)	549,940	(3,003,361)

Withdrawals and death benefits (b)	(326,854)	(334,938)	(1,703,488)	(1,634,741)

Net increase (decrease) in net assets resulting from contractowner transactions	(418,103)	(559,810)	558,789	(3,060,399)

Net increase (decrease) in net assets	(963,987)	1,046,287	(4,774,284)	1,689,736

NET ASSETS

Beginning of period	9,530,632	8,484,345	46,070,153	44,380,417

End of period	$8,566,645	$9,530,632	$41,295,869	$46,070,153

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	199,843	214,177	1,324,599	1,415,316

Units purchased	613	2,451	55,274	46,161

Units sold/transferred	(10,958)	(16,785)	(31,262)	(136,878)

End of period	189,498	199,843	1,348,611	1,324,599

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	LVIP Delaware Diversified Income Fund—Standard Class Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2022	December 31, 2021(i)	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,952,484	$1,152,323	$218,895	$(15,258)

Net realized gain (loss)	(2,530,929)	101,125	(794,077)	223,113

Net change in unrealized appreciation (depreciation) on investments	(9,564,649)	(893,202)	(1,661,981)	(713,097)

Net increase (decrease) in net assets from operations	(10,143,094)	360,246	(2,237,163)	(505,242)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,139,819	1,198,116	851,941	3,892,652

Net contractowner transfers	1,097,617	71,720,447	(971,431)	4,395,542

Withdrawals and death benefits (b)	(2,490,914)	(1,862,043)	(2,187,020)	(3,881,269)

Net increase (decrease) in net assets resulting from contractowner transactions	(253,478)	71,056,520	(2,306,510)	4,406,925

Net increase (decrease) in net assets	(10,396,572)	71,416,766	(4,543,673)	3,901,683

NET ASSETS

Beginning of period	71,416,766	—	31,137,028	27,235,345

End of period	$61,020,194	$71,416,766	$26,593,355	$31,137,028

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,675,461	—	1,178,265	1,014,218

Units purchased	65,721	61,664	34,132	147,455

Units sold/transferred	(93,819)	3,613,797	(124,672)	16,592

End of period	3,647,363	3,675,461	1,087,725	1,178,265

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(i)	For the period April 30, 2021 (commencement of operations) to December 31, 2021.

B-36	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$344,130	$546,131	$111,984	$166,804

Net realized gain (loss)	268,728	1,946,307	4,066,542	4,832,888

Net change in unrealized appreciation (depreciation) on investments	(2,784,572)	87,757	(7,193,799)	2,471,050

Net increase (decrease) in net assets from operations	(2,171,714)	2,580,195	(3,015,273)	7,470,742

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	708,279	2,607,386	894,993	3,544,456

Net contractowner transfers	377,443	(358,420)	(1,259,130)	(2,761,952)

Withdrawals and death benefits (b)	(993,662)	(2,397,662)	(1,460,805)	(3,386,742)

Net increase (decrease) in net assets resulting from contractowner transactions	92,060	(148,696)	(1,824,942)	(2,604,238)

Net increase (decrease) in net assets	(2,079,654)	2,431,499	(4,840,215)	4,866,504

NET ASSETS

Beginning of period	21,163,092	18,731,593	30,374,202	25,507,698

End of period	$19,083,438	$21,163,092	$25,533,987	$30,374,202

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	641,126	647,066	595,705	655,412

Units purchased	24,097	80,925	19,386	75,104

Units sold/transferred	(15,052)	(86,865)	(57,624)	(134,811)

End of period	650,171	641,126	557,467	595,705

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$16,298	$21,231	$(1,889)	$(2,726)

Net realized gain (loss)	329,098	691,499	62,312	227,998

Net change in unrealized appreciation (depreciation) on investments	(1,520,681)	223,879	(429,692)	13,791

Net increase (decrease) in net assets from operations	(1,175,285)	936,609	(369,269)	239,063

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	314,162	201,505	3,581	6,824

Net contractowner transfers	(81,566)	(334,766)	(27,349)	(187,583)

Withdrawals and death benefits (b)	(212,897)	(113,663)	(38,929)	(3)

Net increase (decrease) in net assets resulting from contractowner transactions	19,699	(246,924)	(62,697)	(180,762)

Net increase (decrease) in net assets	(1,155,586)	689,685	(431,966)	58,301

NET ASSETS

Beginning of period	6,310,237	5,620,552	1,186,132	1,127,831

End of period	$5,154,651	$6,310,237	$754,166	$1,186,132

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	133,666	139,676	8,453	9,914

Units purchased	7,462	4,642	32	60

Units sold/transferred	(8,179)	(10,652)	(718)	(1,521)

End of period	132,949	133,666	7,767	8,453

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(16,551)	$(7,699)	$88,432	$49,911

Net realized gain (loss)	1,003,108	2,274,392	353,430	194,440

Net change in unrealized appreciation (depreciation) on investments	(3,044,411)	(54,852)	(412,289)	231,261

Net increase (decrease) in net assets from operations	(2,057,854)	2,211,841	29,573	475,612

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	146,111	375,166	16,232	21,378

Net contractowner transfers	407	(862,827)	260,195	454,829

Withdrawals and death benefits (b)	(523,868)	(542,323)	(35,149)	(193,702)

Net increase (decrease) in net assets resulting from contractowner transactions	(377,350)	(1,029,984)	241,278	282,505

Net increase (decrease) in net assets	(2,435,204)	1,181,857	270,851	758,117

NET ASSETS

Beginning of period	10,388,847	9,206,990	4,062,199	3,304,082

End of period	$7,953,643	$10,388,847	$4,333,050	$4,062,199

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	182,670	204,144	47,193	43,743

Units purchased	2,941	7,854	185	276

Units sold/transferred	(12,268)	(29,328)	2,588	3,174

End of period	173,343	182,670	49,966	47,193

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$107,923	$118,650	$3,593	$2,803

Net realized gain (loss)	8,953,075	1,085,448	327,206	267,236

Net change in unrealized appreciation (depreciation) on investments	(13,987,141)	12,392,899	(803,561)	257,058

Net increase (decrease) in net assets from operations	(4,926,143)	13,596,997	(472,762)	527,097

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	991,205	1,744,034	14,646	47,111

Net contractowner transfers	(3,425,272)	(6,820,825)	(86,180)	(49,234)

Withdrawals and death benefits (b)	(1,811,566)	(1,637,746)	(227,427)	(210,571)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,245,633)	(6,714,537)	(298,961)	(212,694)

Net increase (decrease) in net assets	(9,171,776)	6,882,460	(771,723)	314,403

NET ASSETS

Beginning of period	50,975,144	44,092,684	2,679,856	2,365,453

End of period	$41,803,368	$50,975,144	$1,908,133	$2,679,856

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,227,948	1,409,665	45,784	49,930

Units purchased	25,981	46,750	300	916

Units sold/transferred	(134,606)	(228,467)	(6,134)	(5,062)

End of period	1,119,323	1,227,948	39,950	45,784

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account		PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$385,787	$626,857	$1,083,171	$97,204

Net realized gain (loss)	25,492	304,433	70,568	104,039

Net change in unrealized appreciation (depreciation) on investments	(1,137,251)	(24,531)	(1,220,002)	365,802

Net increase (decrease) in net assets from operations	(725,972)	906,759	(66,263)	567,045

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	48,925	53,627	205,184	333,164

Net contractowner transfers	(504,459)	(1,342,896)	411,590	815,285

Withdrawals and death benefits (b)	(208,088)	(68,882)	(50,839)	(87,574)

Net increase (decrease) in net assets resulting from contractowner transactions	(663,622)	(1,358,151)	565,935	1,060,875

Net increase (decrease) in net assets	(1,389,594)	(451,392)	499,672	1,627,920

NET ASSETS

Beginning of period	5,757,005	6,208,397	3,207,060	1,579,140

End of period	$4,367,411	$5,757,005	$3,706,732	$3,207,060

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	225,521	282,257	140,747	92,418

Units purchased	2,041	2,276	7,721	17,797

Units sold/transferred	(34,531)	(59,012)	1,467	30,532

End of period	193,031	225,521	149,935	140,747

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,808,589	$1,822,479	$80,476	$276,240

Net realized gain (loss)	(2,271,749)	80,284	(131,441)	104,704

Net change in unrealized appreciation (depreciation) on investments	(6,726,133)	(3,053,589)	(627,671)	(624,037)

Net increase (decrease) in net assets from operations	(7,189,293)	(1,150,826)	(678,636)	(243,093)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,122,731	1,858,608	259,966	257,923

Net contractowner transfers	1,800,519	4,407,951	189,995	517,739

Withdrawals and death benefits (b)	(1,684,100)	(1,438,582)	(120,650)	(55,615)

Net increase (decrease) in net assets resulting from contractowner transactions	1,239,150	4,827,977	329,311	720,047

Net increase (decrease) in net assets	(5,950,143)	3,677,151	(349,325)	476,954

NET ASSETS

Beginning of period	44,395,949	40,718,798	6,028,777	5,551,823

End of period	$38,445,806	$44,395,949	$5,679,452	$6,028,777

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,305,216	1,164,784	292,412	258,749

Units purchased	38,304	54,602	14,112	12,597

Units sold/transferred	859	85,830	3,019	21,066

End of period	1,344,379	1,305,216	309,543	292,412

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account		PVC Equity Income Account—Class 1 Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$7,434,679	$5,522,003	$1,540,423	$1,752,205

Net realized gain (loss)	(108,537)	2,931,249	14,813,782	6,399,781

Net change in unrealized appreciation (depreciation) on investments	(21,543,150)	(2,340,692)	(28,195,749)	12,843,675

Net increase (decrease) in net assets from operations	(14,217,008)	6,112,560	(11,841,544)	20,995,661

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,816,968	3,276,100	1,779,413	3,588,453

Net contractowner transfers	(2,804,793)	6,998,647	(4,312,071)	(6,450,372)

Withdrawals and death benefits (b)	(4,186,981)	(4,157,332)	(4,302,945)	(3,832,795)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,174,806)	6,117,415	(6,835,603)	(6,694,714)

Net increase (decrease) in net assets	(19,391,814)	12,229,975	(18,677,147)	14,300,947

NET ASSETS

Beginning of period	120,385,968	108,155,993	111,693,858	97,392,911

End of period	$100,994,154	$120,385,968	$93,016,711	$111,693,858

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,437,375	5,162,100	1,783,581	1,902,641

Units purchased	88,126	153,709	31,706	63,497

Units sold/transferred	(341,461)	121,566	(151,949)	(182,557)

End of period	5,184,040	5,437,375	1,663,338	1,783,581

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC MidCap Account—Class 1 Sub-Account		PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,737)	$(11,247)	$(66,400)	$(82,236)

Net realized gain (loss)	648,900	1,257,549	1,612,223	1,991,174

Net change in unrealized appreciation (depreciation) on investments	(2,847,715)	743,853	(8,991,762)	2,182,579

Net increase (decrease) in net assets from operations	(2,201,552)	1,990,155	(7,445,939)	4,091,517

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	31,176	28,649	264,335	333,515

Net contractowner transfers	6,510	(548,561)	313,550	(1,089,992)

Withdrawals and death benefits (b)	(112,598)	(239,660)	(797,407)	(940,706)

Net increase (decrease) in net assets resulting from contractowner transactions	(74,912)	(759,572)	(219,522)	(1,697,183)

Net increase (decrease) in net assets	(2,276,464)	1,230,583	(7,665,461)	2,394,334

NET ASSETS

Beginning of period	9,512,542	8,281,959	28,553,011	26,158,677

End of period	$7,236,078	$9,512,542	$20,887,550	$28,553,011

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	104,951	115,256	448,195	476,961

Units purchased	429	355	5,166	5,620

Units sold/transferred	(2,155)	(10,660)	(8,847)	(34,386)

End of period	103,225	104,951	444,514	448,195

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	PSF Natural Resources Portfolio—Class II Sub-Account		PSF PGIM Jennison Value Portfolio—Class II Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(6,867)	$(4,853)	$(14,482)	$(15,651)

Net realized gain (loss)	305,539	256,613	231,893	320,984

Net change in unrealized appreciation (depreciation) on investments	188,500	206,516	(1,007,391)	1,814,554

Net increase (decrease) in net assets from operations	487,172	458,276	(789,980)	2,119,887

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	23,919	63,550	33,229	114,260

Net contractowner transfers	813,377	(264,825)	(515,331)	(558,280)

Withdrawals and death benefits (b)	(73,410)	(78,933)	(199,879)	(240,569)

Net increase (decrease) in net assets resulting from contractowner transactions	763,886	(280,208)	(681,981)	(684,589)

Net increase (decrease) in net assets	1,251,058	178,068	(1,471,961)	1,435,298

NET ASSETS

Beginning of period	2,170,647	1,992,579	9,492,820	8,057,522

End of period	$3,421,705	$2,170,647	$8,020,859	$9,492,820

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,162	47,296	143,209	154,521

Units purchased	380	1,286	537	1,866

Units sold/transferred	12,112	(7,420)	(11,683)	(13,178)

End of period	53,654	41,162	132,063	143,209

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account		Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(2,069)	$(3,365)	$15,188	$107,348

Net realized gain (loss)	85,808	294,242	668,041	379,498

Net change in unrealized appreciation (depreciation) on investments	(374,700)	(60,111)	(1,521,730)	1,553,071

Net increase (decrease) in net assets from operations	(290,961)	230,766	(838,501)	2,039,917

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,846	1,648	30,642	102,756

Net contractowner transfers	(340,058)	575,116	(640,888)	395,291

Withdrawals and death benefits (b)	(76,287)	(2,575)	(250,750)	(284,870)

Net increase (decrease) in net assets resulting from contractowner transactions	(411,499)	574,189	(860,996)	213,177

Net increase (decrease) in net assets	(702,460)	804,955	(1,699,497)	2,253,094

NET ASSETS

Beginning of period	1,466,839	661,884	9,375,218	7,122,124

End of period	$764,379	$1,466,839	$7,675,721	$9,375,218

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	41,062	23,943	352,162	345,773

Units purchased	167	50	1,283	3,933

Units sold/transferred	(13,917)	17,069	(36,242)	2,456

End of period	27,312	41,062	317,203	352,162

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account		T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(23,749)	$(27,196)	$895,097	$542,842

Net realized gain (loss)	25,903	1,301,896	(573,651)	666,770

Net change in unrealized appreciation (depreciation) on investments	(1,092,992)	(288,705)	(3,174,642)	(1,361,280)

Net increase (decrease) in net assets from operations	(1,090,838)	985,995	(2,853,196)	(151,668)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	21,908	546,661	1,400,337	2,772,859

Net contractowner transfers	302,936	(790,573)	29,107	5,042,652

Withdrawals and death benefits (b)	(182,699)	(156,254)	(2,546,145)	(2,315,242)

Net increase (decrease) in net assets resulting from contractowner transactions	142,145	(400,166)	(1,116,701)	5,500,269

Net increase (decrease) in net assets	(948,693)	585,829	(3,969,897)	5,348,601

NET ASSETS

Beginning of period	8,262,413	7,676,584	58,154,691	52,806,090

End of period	$7,313,720	$8,262,413	$54,184,794	$58,154,691

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	136,272	142,871	2,070,635	1,877,247

Units purchased	420	10,378	51,827	99,175

Units sold/transferred	1,567	(16,977)	(95,870)	94,213

End of period	138,259	136,272	2,026,592	2,070,635

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Templeton Developing Markets VIP Fund— Class 1 Sub-Account		Vanguard VIF Balanced Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$547,340	$161,520	$75,599	$10,907

Net realized gain (loss)	208,712	1,802,894	135,221	107,144

Net change in unrealized appreciation (depreciation) on investments	(6,016,658)	(3,360,799)	(919,980)	271,350

Net increase (decrease) in net assets from operations	(5,260,606)	(1,396,385)	(709,160)	389,401

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,993,067	4,175,085	151,152	359,486

Net contractowner transfers	2,827,347	653,802	52,353	3,353,767

Withdrawals and death benefits (b)	(618,903)	(956,047)	(13,261)	(42,952)

Net increase (decrease) in net assets resulting from contractowner transactions	4,201,511	3,872,840	190,244	3,670,301

Net increase (decrease) in net assets	(1,059,095)	2,476,455	(518,916)	4,059,702

NET ASSETS

Beginning of period	22,945,867	20,469,412	4,801,575	741,873

End of period	$21,886,772	$22,945,867	$4,282,659	$4,801,575

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,106,807	931,382	134,301	24,650

Units purchased	119,568	191,794	4,602	11,128

Units sold/transferred	125,708	(16,369)	1,348	98,523

End of period	1,352,083	1,106,807	140,251	134,301

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Conservative Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$106,263	$103,411	$117,346	$7,882

Net realized gain (loss)	1,689,619	1,637,031	(385,030)	75,471

Net change in unrealized appreciation (depreciation) on investments	(4,999,084)	1,424,247	(480,609)	14,692

Net increase (decrease) in net assets from operations	(3,203,202)	3,164,689	(748,293)	98,045

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	705,248	1,215,085	118,837	584,244

Net contractowner transfers	(652,470)	1,261,851	(64,099)	1,858,986

Withdrawals and death benefits (b)	(446,966)	(178,105)	(290,165)	(43,419)

Net increase (decrease) in net assets resulting from contractowner transactions	(394,188)	2,298,831	(235,427)	2,399,811

Net increase (decrease) in net assets	(3,597,390)	5,463,520	(983,720)	2,497,856

NET ASSETS

Beginning of period	19,992,554	14,529,034	3,340,872	843,016

End of period	$16,395,164	$19,992,554	$2,357,152	$3,340,872

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	309,330	272,397	109,073	29,089

Units purchased	12,582	19,904	4,518	19,698

Units sold/transferred	(21,879)	17,029	(22,819)	60,286

End of period	300,033	309,330	90,772	109,073

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Equity Index Portfolio Sub-Account		Vanguard VIF Global Bond Index Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$1,672,369	$1,520,077	$43,466	$19,096

Net realized gain (loss)	14,724,053	11,852,307	(76,946)	(6,467)

Net change in unrealized appreciation (depreciation) on investments	(48,847,280)	25,855,076	(225,573)	(33,166)

Net increase (decrease) in net assets from operations	(32,450,858)	39,227,460	(259,053)	(20,537)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,956,980	7,562,334	162,199	835,365

Net contractowner transfers	(1,003,213)	1,003,470	93,722	342,340

Withdrawals and death benefits (b)	(8,750,031)	(2,398,763)	(18,620)	(511,070)

Net increase (decrease) in net assets resulting from contractowner transactions	(6,796,264)	6,167,041	237,301	666,635

Net increase (decrease) in net assets	(39,247,122)	45,394,501	(21,752)	646,098

NET ASSETS

Beginning of period	179,891,179	134,496,678	1,884,372	1,238,274

End of period	$140,644,057	$179,891,179	$1,862,620	$1,884,372

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,713,930	2,602,149	75,230	48,404

Units purchased	55,046	133,002	7,462	33,518

Units sold/transferred	(167,742)	(21,221)	3,086	(6,692)

End of period	2,601,234	2,713,930	85,778	75,230

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF International Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$2,478,556	$2,033,689	$38,156	$62

Net realized gain (loss)	(1,224,707)	232,972	(692,477)	248,717

Net change in unrealized appreciation (depreciation) on investments	(6,881,487)	(447,653)	(843,522)	(486,564)

Net increase (decrease) in net assets from operations	(5,627,638)	1,819,008	(1,497,843)	(237,785)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,626,528	3,884,626	234,317	3,333,800

Net contractowner transfers	(873,690)	4,205,234	1,196,148	1,094,842

Withdrawals and death benefits (b)	(2,201,717)	(2,348,185)	(80,028)	(1,547,590)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,448,879)	5,741,675	1,350,437	2,881,052

Net increase (decrease) in net assets	(7,076,517)	7,560,683	(147,406)	2,643,267

NET ASSETS

Beginning of period	57,834,058	50,273,375	4,702,654	2,059,387

End of period	$50,757,541	$57,834,058	$4,555,248	$4,702,654

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,609,811	1,446,661	110,776	47,598

Units purchased	49,493	111,179	8,763	75,280

Units sold/transferred	(94,525)	51,971	34,509	(12,102)

End of period	1,564,779	1,609,811	154,048	110,776

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Mid-Cap Index Portfolio Sub-Account		Vanguard VIF Moderate Allocation Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$683,813	$684,332	$89,694	$22,710

Net realized gain (loss)	11,269,931	10,183,895	(88,835)	126,369

Net change in unrealized appreciation (depreciation) on investments	(31,396,423)	8,717,132	(679,046)	73,513

Net increase (decrease) in net assets from operations	(19,442,679)	19,585,359	(678,187)	222,592

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,383,153	7,699,453	1,990,782	756,851

Net contractowner transfers	(614,644)	(3,167,222)	97,041	1,068,340

Withdrawals and death benefits (b)	(3,055,689)	(3,998,629)	(564,121)	(6,360)

Net increase (decrease) in net assets resulting from contractowner transactions	(287,180)	533,602	1,523,702	1,818,831

Net increase (decrease) in net assets	(19,729,859)	20,118,961	845,515	2,041,423

NET ASSETS

Beginning of period	102,675,097	82,556,136	3,510,090	1,468,667

End of period	$82,945,238	$102,675,097	$4,355,605	$3,510,090

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,787,327	1,782,243	104,091	47,773

Units purchased	69,552	147,561	67,275	23,319

Units sold/transferred	(71,471)	(142,477)	(17,125)	32,999

End of period	1,785,408	1,787,327	154,241	104,091

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Real Estate Index Portfolio Sub-Account		Vanguard VIF Small Company Growth Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$573,777	$548,256	$(12,878)	$12,468

Net realized gain (loss)	2,289,861	3,227,231	3,479,804	3,169,761

Net change in unrealized appreciation (depreciation) on investments	(14,433,130)	8,665,239	(9,897,222)	44,943

Net increase (decrease) in net assets from operations	(11,569,492)	12,440,726	(6,430,296)	3,227,172

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	967,519	4,888,555	251,222	440,089

Net contractowner transfers	(957,418)	5,429,887	1,752,665	(4,156,324)

Withdrawals and death benefits (b)	(1,309,202)	(5,894,554)	(818,857)	(1,519,475)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,299,101)	4,423,888	1,185,030	(5,235,710)

Net increase (decrease) in net assets	(12,868,593)	16,864,614	(5,245,266)	(2,008,538)

NET ASSETS

Beginning of period	45,268,186	28,403,572	22,559,511	24,568,049

End of period	$32,399,593	$45,268,186	$17,314,245	$22,559,511

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	964,852	847,177	382,974	474,877

Units purchased	24,568	129,764	5,364	7,627

Units sold/transferred	(48,951)	(12,089)	6,853	(99,530)

End of period	940,469	964,852	395,191	382,974

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account		Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$4,527,789	$4,349,109	$631,096	$49,035

Net realized gain (loss)	(6,556,491)	4,486,046	(409,043)	426,567

Net change in unrealized appreciation (depreciation) on investments	(37,806,838)	(13,728,438)	(3,916,025)	(126,152)

Net increase (decrease) in net assets from operations	(39,835,540)	(4,893,283)	(3,693,972)	349,450

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	12,138,988	33,863,230	403,374	6,416,406

Net contractowner transfers	960,696	37,516,807	987,231	12,703,539

Withdrawals and death benefits (b)	(15,035,061)	(12,074,849)	(584,509)	(216,604)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,935,377)	59,305,188	806,096	18,903,341

Net increase (decrease) in net assets	(41,770,917)	54,411,905	(2,887,876)	19,252,791

NET ASSETS

Beginning of period	296,786,444	242,374,539	22,548,130	3,295,339

End of period	$255,015,527	$296,786,444	$19,660,254	$22,548,130

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,973,024	7,980,037	600,692	95,004

Units purchased	455,008	1,148,926	12,553	170,774

Units sold/transferred	(516,198)	844,061	12,228	334,914

End of period	9,911,834	9,973,024	625,473	600,692

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

continued

	Vanguard VIF Total Stock Market Index Portfolio Sub-Account		VY CBRE Global Real Estate Portfolio— Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$195,498	$51,104	$236,815	$233,892

Net realized gain (loss)	876,751	1,274,520	261,366	106,620

Net change in unrealized appreciation (depreciation) on investments	(5,635,891)	1,459,026	(2,951,038)	2,322,653

Net increase (decrease) in net assets from operations	(4,563,642)	2,784,650	(2,452,857)	2,663,165

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,165,329	7,564,285	103,312	120,102

Net contractowner transfers	1,260,531	8,279,837	(405,484)	(373,539)

Withdrawals and death benefits (b)	(313,000)	(123,526)	(227,132)	(386,680)

Net increase (decrease) in net assets resulting from contractowner transactions	3,112,860	15,720,596	(529,304)	(640,117)

Net increase (decrease) in net assets	(1,450,782)	18,505,246	(2,982,161)	2,023,048

NET ASSETS

Beginning of period	22,822,380	4,317,134	10,046,987	8,023,939

End of period	$21,371,598	$22,822,380	$7,064,826	$10,046,987

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	525,761	124,577	164,710	177,098

Units purchased	58,567	192,202	2,022	2,256

Units sold/transferred	29,732	208,982	(12,326)	(14,644)

End of period	614,060	525,761	154,406	164,710

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-55

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Wanger International Sub-Account		Wanger Select Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$71,529	$37,202	$(3,324)	$(6,884)

Net realized gain (loss)	1,453,618	1,085,444	472,551	516,194

Net change in unrealized appreciation (depreciation) on investments	(6,860,104)	1,482,863	(1,298,966)	(361,385)

Net increase (decrease) in net assets from operations	(5,334,957)	2,605,509	(829,739)	147,925

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	126,442	223,226	13,308	14,572

Net contractowner transfers	850,012	(998,372)	103,640	(168,693)

Withdrawals and death benefits (b)	(423,844)	(975,320)	(42,636)	(128,230)

Net increase (decrease) in net assets resulting from contractowner transactions	552,610	(1,750,466)	74,312	(282,351)

Net increase (decrease) in net assets	(4,782,347)	855,043	(755,427)	(134,426)

NET ASSETS

Beginning of period	15,732,900	14,877,857	2,394,976	2,529,402

End of period	$10,950,553	$15,732,900	$1,639,549	$2,394,976

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	158,024	177,891	27,737	31,332

Units purchased	1,757	2,391	204	168

Units sold/transferred	6,283	(22,258)	1,046	(3,763)

End of period	166,064	158,024	28,987	27,737

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1	See notes to financial statements

concluded

	Wanger Acorn Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

FROM OPERATIONS

Net investment income (loss)	$(10,585)	$17,722	$857,474	$649,002

Net realized gain (loss)	(425,841)	578,697	(502,016)	151,866

Net change in unrealized appreciation (depreciation) on investments	(908,211)	(336,045)	(2,529,254)	(643,437)

Net increase (decrease) in net assets from operations	(1,344,637)	260,374	(2,173,796)	157,431

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	581,161	1,137,584	188,762	320,776

Net contractowner transfers	507,878	(1,114,774)	(338,457)	794,787

Withdrawals and death benefits (b)	(98,595)	(70,187)	(482,424)	(456,587)

Net increase (decrease) in net assets resulting from contractowner transactions	990,444	(47,377)	(632,119)	658,976

Net increase (decrease) in net assets	(354,193)	212,997	(2,805,915)	816,407

NET ASSETS

Beginning of period	3,723,120	3,510,123	15,644,100	14,827,693

End of period	$3,368,927	$3,723,120	$12,838,185	$15,644,100

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,490	26,841	755,070	723,860

Units purchased	5,898	8,274	10,158	15,647

Units sold/transferred	3,725	(8,625)	(44,356)	15,563

End of period	36,113	26,490	720,872	755,070

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) that invest in non-proprietary funds or TIAA-CREF Life Funds (collectively, the “Funds”). TIAA-CREF Life Funds is an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 76 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 Individual Annuity Reserving for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective May 1, 2022, the following funds names changed. VY Clarion Global Real Estate Portfolio-Class I changed to VY CBRE Global Real Estate Portfolio-Class I and Wanger USA changed to Wanger Acorn.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services-Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

B-58	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2022, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2022 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$20,626,556	$21,064,161

TIAA-CREF Life Core Bond	41,495,804	42,548,627

TIAA-CREF Life Growth Equity	29,495,141	22,105,043

TIAA-CREF Life Growth & Income	35,673,545	34,206,875

TIAA-CREF Life International Equity	26,461,195	19,985,639

TIAA-CREF Life Large-Cap Value	23,225,723	26,354,493

TIAA-CREF Life Money Market	112,393,412	89,160,508

TIAA-CREF Life Real Estate Securities	24,220,509	22,120,971

TIAA-CREF Life Small-Cap Equity	16,950,048	13,233,467

TIAA-CREF Life Social Choice Equity	24,385,888	21,233,263

TIAA-CREF Life Stock Index	107,016,581	112,733,564

Calamos Growth and Income Portfolio	464,777	241,943

ClearBridge Variable Aggressive Growth Portfolio—Class I	12,247,490	7,862,534

ClearBridge Variable Small Cap Growth Portfolio—Class I	2,610,110	2,533,321

Credit Suisse Trust—Commodity Return Strategy Portfolio	1,537,471	1,064,796

Delaware VIP International Series—Standard Class	16,508,501	11,738,792

Delaware VIP Small Cap Value Series—Standard Class	11,112,251	11,273,720

DFA VA Equity Allocation Portfolio	3,638,834	4,114,425

DFA VA Global Bond Portfolio	11,655,601	13,783,197

DFA VA Global Moderate Allocation Portfolio	15,383,096	16,336,117

DFA VA International Small Portfolio	15,046,010	12,332,321

DFA VA International Value Portfolio	27,521,902	27,792,488

DFA VA Short-Term Fixed Portfolio	18,293,281	22,853,913

DFA VA US Large Value Portfolio	20,487,361	21,599,765

DFA VA US Targeted Value Portfolio	17,602,287	18,473,355

Franklin Income VIP Fund—Class 1	2,840,851	3,446,615

Franklin Mutual Shares VIP Fund—Class 1	538,554	346,363

Franklin Small—Mid Cap Growth VIP Fund—Class 1	7,901,556	4,272,660

Janus Henderson Forty Portfolio—Institutional Shares	6,411,046	6,869,191

Janus Henderson Overseas Portfolio—Institutional Shares	91,747	107,793

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	3,408,809	3,061,335

John Hancock Emerging Markets Value Trust	14,554,129	12,568,828

LVIP Delaware Diversified Income Fund—Standard Class	21,256,454	19,421,225

Matson Money Fixed Income VI Portfolio	11,143,260	13,230,874

Matson Money International Equity VI Portfolio	7,738,465	7,111,111

Matson Money U.S. Equity VI Portfolio	12,026,167	11,401,465

MFS Global Equity Series—Initial Class	3,179,531	2,572,748

MFS Growth Series—Initial Class	529,420	492,425

MFS Massachusetts Investors Growth Stock Portfolio	4,634,976	3,859,142

MFS Utilities Series—Initial Class	2,578,653	2,090,983

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	18,485,194	16,176,440

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	686,053	792,503

PIMCO VIT All Asset Portfolio—Institutional Class	2,842,586	2,675,352

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	6,540,637	4,891,532

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	12,791,479	9,743,740

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1,793,190	1,300,902

PIMCO VIT Real Return Portfolio—Institutional Class	31,049,719	28,789,846

PVC Equity Income Account—Class 1	34,132,888	28,717,715

PVC MidCap Account—Class 1	3,269,939	2,545,008

PSF PGIM Jennison Focused Blend Portfolio—Class II	5,204,437	5,490,360

PSF Natural Resources Portfolio—Class II	2,503,728	1,746,710

B-60	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

Sub-Accounts	Purchases	Sales

PSF PGIM Jennison Value Portfolio—Class II	$333,192	$1,029,655

Royce Capital Fund Micro-Cap Portfolio—Investment Class	842,360	1,008,170

Royce Capital Fund Small-Cap Portfolio—Investment Class	1,742,247	2,450,180

T. Rowe Price® Health Sciences Portfolio I	4,284,255	4,050,357

T. Rowe Price® Limited-Term Bond Portfolio	18,377,251	18,512,908

Templeton Developing Markets VIP Fund—Class 1	12,575,316	6,255,810

Vanguard VIF Balanced Portfolio	2,885,281	2,180,347

Vanguard VIF Capital Growth Portfolio	10,798,884	9,425,713

Vanguard VIF Conservative Allocation Portfolio	3,280,806	3,173,734

Vanguard VIF Equity Index	31,837,090	30,049,724

Vanguard VIF Global Bond Index Portfolio	1,294,525	996,035

Vanguard VIF High Yield Bond Portfolio	13,452,696	12,423,020

Vanguard VIF International Portfolio	4,803,582	2,650,392

Vanguard VIF Mid-Cap Index Portfolio	36,939,480	27,252,218

Vanguard VIF Moderate Allocation Portfolio	4,410,545	2,603,634

Vanguard VIF Real Estate Index Portfolio	11,315,105	10,484,067

Vanguard VIF Small Company Growth Portfolio	19,458,077	13,107,838

Vanguard VIF Total Bond Market Index Portfolio	81,829,564	77,309,303

Vanguard VIF Total International Stock Market Index Portfolio	8,614,162	6,455,323

Vanguard VIF Total Stock Market Index Portfolio	12,727,437	8,041,968

VY CBRE Global Real Estate Portfolio—Class I	3,273,367	3,162,499

Wanger International	6,678,155	4,000,570

Wanger Select	2,121,979	1,198,876

Wanger Acorn	4,328,070	2,196,251

Western Asset Variable Global High Yield Bond Portfolio—Class I	3,940,820	3,715,466

Note 5—condensed financial information

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2022	1,598	$43.25 to $44.99	$35.86 to $37.49	$58,561	2.57%	0.10% to 0.60%	(17.09)% to (16.67)%
2021	1,716	$39.64 to $41.02	$43.25 to $44.99	$75,690	1.79%	0.10% to 0.60%	9.13% to 9.67%
2020	1,725	$34.93 to $35.97	$39.64 to $41.02	$69,519	2.04%	0.10% to 0.60%	13.48% to 14.05%
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%

TIAA-CREF Life Core Bond Sub-Account
2022	3,673	$46.01 to $49.36	$39.69 to $42.80	$152,013	2.20%	0.10% to 0.60%	(13.73)% to (13.30)%
2021	3,803	$46.75 to $49.90	$46.01 to $49.36	$181,621	2.36%	0.10% to 0.60%	(1.58)% to (1.08)%
2020	3,616	$43.60 to $46.31	$46.75 to $49.90	$174,475	2.89%	0.10% to 0.60%	7.21% to 7.75%
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%
2018	3,791	$40.63 to $42.09	$40.07 to $42.35	$155,292	2.59%	0.10% to 0.60%	(1.38)% to 1.08%

TIAA-CREF Life Growth Equity Sub-Account
2022	1,380	$90.63 to $97.27	$60.43 to $65.18	$94,184	0.00%	0.10% to 0.60%	(33.32)% to (32.99)%
2021	1,448	$78.49 to $83.82	$90.63 to $97.27	$146,562	0.28%	0.10% to 0.60%	15.47% to 16.05%
2020	1,594	$54.85 to $58.28	$78.49 to $83.82	$139,006	0.33%	0.10% to 0.60%	43.10% to 43.82%
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%
2018	1,830	$42.55 to $44.09	$42.21 to $44.63	$82,867	0.34%	0.10% to 0.60%	(6.95)% to (0.46)%

TIAA-CREF Life Growth & Income Sub-Account
2022	1,177	$122.06 to $130.96	$94.35 to $101.74	$130,126	0.74%	0.10% to 0.60%	(22.70)% to (22.32)%
2021	1,306	$98.10 to $104.73	$122.06 to $130.96	$186,576	0.90%	0.10% to 0.60%	24.42% to 25.05%
2020	1,392	$81.94 to $87.04	$98.10 to $104.73	$156,822	1.28%	0.10% to 0.60%	19.72% to 20.32%
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%
2018	1,617	$68.72 to $71.19	$63.36 to $66.97	$115,416	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life International Equity Sub-Account
2022	2,613	$42.32 to $45.41	$35.04 to $37.78	$98,856	3.18%	0.10% to 0.60%	(17.20)% to (16.79)%
2021	2,517	$38.41 to $41.00	$42.32 to $45.41	$114,705	1.18%	0.10% to 0.60%	10.18% to 10.73%
2020	2,355	$33.50 to $35.59	$38.41 to $41.00	$97,294	1.64%	0.10% to 0.60%	14.65% to 15.23%
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%
2018	2,392	$36.05 to $37.34	$27.39 to $28.94	$69,147	1.03%	0.10% to 0.60%	(24.65)% to (23.77)%

TIAA-CREF Life Large-Cap Value Sub-Account
2022	483	$130.23 to $139.72	$120.26 to $129.67	$66,549	1.27%	0.10% to 0.60%	(7.65)% to (7.19)%
2021	540	$103.28 to $110.25	$130.23 to $139.72	$79,163	1.49%	0.10% to 0.60%	26.09% to 26.72%
2020	547	$99.90 to $106.11	$103.28 to $110.25	$62,754	2.00%	0.10% to 0.60%	3.38% to 3.90%
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%
2018	651	$91.51 to $94.79	$78.11 to $82.55	$54,419	1.39%	0.10% to 0.60%	(14.65)% to (12.52)%

TIAA-CREF Life Money Market Sub-Account
2022	8,794	$11.36 to $12.20	$11.46 to $12.37	$105,244	1.54%	0.10% to 0.60%	0.86% to 1.36%
2021	6,947	$11.43 to $12.21	$11.36 to $12.20	$82,011	0%	0.10% to 0.60%	(0.60)% to (0.10)%
2020	8,007	$11.45 to $12.17	$11.43 to $12.21	$94,661	0.36%	0.10% to 0.60%	(0.19)% to 0.31%
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	7,021	$11.16 to $11.57	$11.29 to $11.94	$81,218	1.71%	0.10% to 0.60%	1.07% to 1.46%

TIAA-CREF Life Real Estate Securities Sub-Account
2022	441	$182.49 to $195.79	$129.47 to $139.60	$64,943	1.51%	0.10% to 0.60%	(29.05)% to (28.70)%
2021	483	$131.58 to $140.46	$182.49 to $195.79	$98,462	1.64%	0.10% to 0.60%	38.69% to 39.39%
2020	510	$130.71 to $138.84	$131.58 to $140.46	$73,531	2.30%	0.10% to 0.60%	0.66% to 1.17%
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%
2018	587	$105.18 to $108.95	$100.12 to $105.82	$62,735	1.98%	0.10% to 0.60%	(4.80)% to 2.42%

TIAA-CREF Life Small-Cap Equity Sub-Account
2022	313	$173.62 to $186.27	$145.62 to $157.01	$51,364	0.48%	0.10% to 0.60%	(16.13)% to (15.71)%
2021	347	$140.01 to $149.46	$173.62 to $186.27	$67,160	0.51%	0.10% to 0.60%	24.01% to 24.63%
2020	350	$124.87 to $132.63	$140.01 to $149.46	$54,249	0.85%	0.10% to 0.60%	12.13% to 12.69%
2019	355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%
2018	388	$116.14 to $120.30	$101.53 to $107.31	$42,482	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%

TIAA-CREF Life Social Choice Equity Sub-Account
2022	681	$117.15 to $125.68	$95.68 to $103.17	$73,492	1.23%	0.10% to 0.60%	(18.32)% to (17.91)%
2021	748	$93.27 to $99.57	$117.15 to $125.68	$97,583	1.17%	0.10% to 0.60%	25.60% to 26.23%
2020	760	$77.89 to $82.74	$93.27 to $99.57	$78,413	1.57%	0.10% to 0.60%	19.75% to 20.35%
2019	815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018	835	$63.53 to $65.80	$59.64 to $63.04	$53,603	1.64%	0.10% to 0.60%	(6.11)% to (3.87)%

TIAA-CREF Life Stock Index Sub-Account
2022	3,995	$145.43 to $156.05	$116.83 to $125.99	$522,030	1.33%	0.10% to 0.60%	(19.67)% to (19.26)%
2021	4,137	$116.46 to $124.34	$145.43 to $156.05	$675,674	1.35%	0.10% to 0.60%	24.88% to 25.50%
2020	4,294	$97.01 to $103.06	$116.46 to $124.34	$559,790	1.69%	0.10% to 0.60%	20.04% to 20.64%
2019	4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%
2018	4,565	$79.24 to $82.09	$74.61 to $78.87	$371,932	1.62%	0.10% to 0.60%	(5.88)% to (5.37)%

Calamos Growth and Income Portfolio Sub-Account
2022	106	$44.59 to $47.84	$38.10 to $38.68	$4,062	0.69%	0.10% to 0.20%	(19.23)% to (19.15)%
2021	110	$36.95 to $39.44	$44.59 to $47.84	$5,212	0.37%	0.10% to 0.59%	20.67% to 21.28%
2020	113	$30.36 to $32.25	$36.95 to $39.44	$4,420	0.48%	0.10% to 0.60%	21.70% to 22.31%
2019	127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018	142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%

B-62	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2022		622	$56.45 to $60.57	$41.29 to $44.53	$26,625	0.46%	0.10% to 0.60%	(26.85)% to (26.49)%
2021		610	$51.49 to $54.97	$56.45 to $60.57	$35,628	0.16%	0.10% to 0.60%	9.64% to 10.19%
2020		657	$43.89 to $46.62	$51.49 to $54.97	$34,895	0.83%	0.10% to 0.60%	17.31% to 17.90%
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018		723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2022		94	$76.89 to $82.50	$54.39 to $58.64	$5,352	0.00%	0.10% to 0.60%	(29.27)% to (28.92)%
2021		95	$68.69 to $73.33	$76.89 to $82.50	$7,604	0.00%	0.10% to 0.60%	11.94% to 12.50%
2020		85	$48.24 to $51.24	$68.69 to $73.33	$6,049	0.00%	0.10% to 0.60%	42.41% to 43.12%
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018		131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2022		42	$20.24 to $21.09	$23.35 to $24.44	$999	13.80%	0.10% to 0.60%	2.64% to 15.91%
2021		27	$15.92 to $16.50	$20.24 to $21.09	$561	5.83%	0.10% to 0.60%	(4.92)% to 27.77%
2020		13	$16.26 to $16.77	$15.92 to $16.50	$211	3.76%	0.10% to 0.60%	(2.07)% to (1.58)%
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018		8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%

Delaware VIP International Series—Standard Class Sub-Account
2022		2,610	$18.52 to $19.86	$15.21 to $16.41	$41,321	1.48%	0.10% to 0.60%	(17.83)% to (17.42)%
2021		2,554	$17.35 to $18.28	$18.52 to $19.86	$49,043	0.96%	0.10% to 0.60%	6.23% to 6.76%
2020	(x)	2,616	$17.35 to $18.28	$17.43 to $18.61	$47,083	0.00%	0.12% to 0.71%	1.19% to 1.21%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2022		340	$99.37 to $106.61	$86.84 to $93.63	$30,836	0.83%	0.10% to 0.60%	(12.61)% to (12.18)%
2021		368	$74.37 to $79.39	$99.37 to $106.61	$37,969	0.85%	0.10% to 0.60%	33.61% to 34.28%
2020		414	$76.27 to $81.02	$74.37 to $79.39	$31,826	1.34%	0.10% to 0.60%	(2.49)% to (2.00)%
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018		382	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%

DFA VA Equity Allocation Portfolio Sub-Account
2022		291	$42.35 to $43.31	$36.34 to $37.35	$10,751	1.74%	0.10% to 0.60%	(14.20)% to (13.77)%
2021		315	$34.26 to $34.86	$42.35 to $43.31	$13,516	1.34%	0.10% to 0.60%	8.04% to 24.25%
2020		875	$30.73 to $31.11	$34.26 to $34.86	$30,275	1.75%	0.10% to 0.60%	11.49% to 12.05%
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%

DFA VA Global Bond Portfolio Sub-Account
2022		1,999	$27.93 to $29.31	$26.00 to $27.42	$53,594	1.57%	0.10% to 0.60%	(6.89)% to (6.43)%
2021		2,102	$28.39 to $29.65	$27.93 to $29.31	$60,366	0.72%	0.10% to 0.60%	(1.63)% to (1.14)%
2020		2,151	$28.15 to $29.25	$28.39 to $29.65	$62,594	0.03%	0.10% to 0.60%	0.85% to 1.36%
2019		2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018		1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2022		987	$43.14 to $44.93	$38.18 to $39.97	$38,556	1.44%	0.10% to 0.60%	(11.49)% to (11.05)%
2021		1,034	$38.00 to $39.38	$43.14 to $44.93	$45,573	1.50%	0.10% to 0.60%	13.52% to 14.09%
2020		1,040	$34.35 to $35.42	$38.00 to $39.38	$40,254	1.14%	0.10% to 0.60%	10.62% to 27.85%
2019		1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018		1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA International Small Portfolio Sub-Account
2022	994	$54.04 to $56.72	$44.24 to $46.66	$45,208	2.61%	0.10% to 0.60%	(18.14)% to (17.73)%
2021	972	$47.46 to $49.56	$54.04 to $56.72	$53,870	2.56%	0.10% to 0.60%	13.88% to 14.45%
2020	1,036	$43.63 to $45.34	$47.46 to $49.56	$50,232	2.19%	0.10% to 0.60%	8.76% to 9.30%
2019	1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018	1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%

DFA VA International Value Portfolio Sub-Account
2022	2,291	$41.22 to $43.26	$39.56 to $41.72	$93,246	3.89%	0.10% to 0.60%	(4.03)% to (3.55)%
2021	2,398	$35.11 to $36.66	$41.22 to $43.26	$101,463	3.98%	0.10% to 0.60%	17.41% to 18.00%
2020	2,572	$35.95 to $37.36	$35.11 to $36.66	$92,346	2.60%	0.10% to 0.60%	(2.35)% to (1.86)%
2019	2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018	1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%

DFA VA Short-Term Fixed Portfolio Sub-Account
2022	3,027	$25.38 to $26.64	$24.94 to $26.31	$77,670	1.27%	0.10% to 0.60%	(1.75)% to (1.25)%
2021	3,235	$25.58 to $26.72	$25.38 to $26.64	$84,242	0.01%	0.10% to 0.60%	(0.79)% to (0.29)%
2020	3,092	$25.59 to $26.59	$25.58 to $26.72	$80,902	0.64%	0.10% to 0.60%	0.00% to 0.50%
2019	2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018	2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%

DFA VA US Large Value Portfolio Sub-Account
2022	919	$74.81 to $78.51	$70.73 to $74.61	$66,871	2.19%	0.10% to 0.60%	(5.45)% to (4.97)%
2021	962	$59.24 to $61.86	$74.81 to $78.51	$73,868	1.76%	0.10% to 0.60%	26.28% to 26.91%
2020	970	$60.43 to $62.79	$59.24 to $61.86	$58,724	2.34%	0.10% to 0.60%	(1.97)% to (1.47)%
2019	929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018	942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%

DFA VA US Targeted Value Portfolio Sub-Account
2022	596	$76.33 to $80.10	$72.67 to $76.65	$44,643	1.28%	0.10% to 0.60%	(4.79)% to (4.31)%
2021	659	$54.97 to $57.41	$76.33 to $80.10	$51,711	1.49%	0.10% to 0.60%	38.85% to 39.54%
2020	634	$53.18 to $55.26	$54.97 to $57.41	$35,672	1.86%	0.10% to 0.60%	3.36% to 3.88%
2019	595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%
2018	527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10% to 0.60%	(22.68)% to (15.20)%

Franklin Income VIP Fund—Class 1 Sub-Account
2022	232	$37.65 to $40.39	$35.47 to $38.24	$8,711	5.37%	0.10% to 0.60%	(5.80)% to (5.33)%
2021	272	$32.37 to $34.56	$37.65 to $40.39	$10,752	4.67%	0.10% to 0.60%	16.31% to 16.89%
2020	272	$32.25 to $34.26	$32.37 to $34.56	$9,198	5.83%	0.10% to 0.60%	0.37% to 0.87%
2019	302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%
2018	310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10% to 0.60%	(4.67)% to (3.11)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2022	56	$40.15 to $43.08	$37.06 to $39.96	$2,180	2.10%	0.10% to 0.60%	(7.71)% to (7.25)%
2021	58	$33.80 to $36.08	$40.15 to $43.08	$2,464	3.21%	0.10% to 0.60%	18.81% to 19.40%
2020	57	$35.73 to $37.95	$33.80 to $36.08	$2,005	2.79%	0.10% to 0.60%	(5.42)% to (4.94)%
2019	59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018	61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2022	169	$96.01 to $103.01	$63.45 to $68.41	$11,180	0.00%	0.10% to 0.60%	(33.92)% to (33.59)%
2021	153	$87.61 to $93.52	$96.01 to $103.01	$15,280	0.00%	0.10% to 0.60%	9.59% to 10.14%
2020	186	$56.67 to $60.19	$87.61 to $93.52	$16,919	0.00%	0.10% to 0.60%	54.59% to 55.37%
2019	170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018	138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%

B-64	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2022		73	$195.83 to $210.09	$129.34 to $139.46	$10,053	0.18%	0.10% to 0.60%	(33.95)% to (33.62)%
2021		88	$160.30 to $171.12	$195.83 to $210.09	$18,168	0.00%	0.10% to 0.60%	22.16% to 22.77%
2020		102	$115.68 to $122.88	$160.30 to $171.12	$17,101	0.27%	0.10% to 0.60%	38.57% to 39.26%
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018		93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2022		22	$80.60 to $86.48	$77.19 to $78.96	$1,694	1.76%	0.10% to 0.25%	(8.83)% to (8.70)%
2021		22	$71.39 to $76.21	$80.60 to $86.48	$1,907	1.12%	0.10% to 0.50%	13.01% to 13.47%
2020		26	$61.75 to $65.60	$71.39 to $76.21	$1,942	1.37%	0.10% to 0.59%	15.60% to 16.18%
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018		27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%

Janus Henderson Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2022		189	$45.13 to $48.42	$42.37 to $45.68	$8,567	1.31%	0.10% to 0.60%	(6.12)% to (5.65)%
2021		200	$37.92 to $40.48	$45.13 to $48.42	$9,531	0.44%	0.10% to 0.60%	19.01% to 19.61%
2020		214	$38.50 to $40.90	$37.92 to $40.48	$8,484	1.22%	0.10% to 0.60%	(1.51)% to (1.02)%
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018		238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%

John Hancock Emerging Markets Value Trust Sub-Account
2022		1,349	$34.18 to $35.41	$30.03 to $31.26	$41,296	3.76%	0.10% to 0.60%	(12.16)% to (11.72)%
2021		1,325	$30.91 to $31.86	$34.18 to $35.41	$46,070	2.41%	0.10% to 0.60%	10.58% to 11.14%
2020		1,415	$29.98 to $30.75	$30.91 to $31.86	$44,380	2.60%	0.10% to 0.60%	3.10% to 3.62%
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018		997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%

LVIP Delaware Diversified Income Fund—Standard Class Sub-Account
2022		3,647	$18.62 to $19.98	$15.94 to $17.19	$61,020	3.32%	0.10% to 0.60%	(14.37)% to (13.94)%
2021	(af)	3,675	$18.57 to $19.85	$18.62 to $19.98	$71,417	2.76%	0.10% to 0.60%	0.30% to 0.63%

Matson Money Fixed Income VI Portfolio Sub-Account
2022		1,088	$25.93 to $26.76	$23.96 to $24.82	$26,593	1.15%	0.20% to 0.60%	(7.60)% to (7.23)%
2021		1,178	$26.44 to $27.17	$25.93 to $26.76	$31,137	0.31%	0.20% to 0.60%	(1.93)% to (1.54)%
2020		1,014	$25.76 to $26.30	$26.44 to $27.17	$27,235	0.66%	0.20% to 0.60%	0.50% to 2.97%
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%

Matson Money International Equity VI Portfolio Sub-Account
2022		650	$32.38 to $33.68	$28.74 to $30.05	$19,083	2.18%	0.10% to 0.60%	(11.22)% to (4.02)%
2021		641	$28.49 to $29.49	$32.38 to $33.68	$21,163	3.07%	0.10% to 0.60%	13.62% to 14.19%
2020		647	$27.95 to $28.78	$28.49 to $29.49	$18,732	1.57%	0.25% to 0.60%	1.95% to 2.46%
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2022		557	$49.99 to $51.99	$44.83 to $46.86	$25,534	0.77%	0.10% to 0.60%	(10.31)% to (9.86)%
2021		596	$38.31 to $39.24	$49.99 to $51.99	$30,374	0.94%	0.10% to 0.60%	7.47% to 30.93%
2020		655	$36.50 to $37.25	$38.31 to $39.24	$25,508	1.06%	0.25% to 0.60%	1.95% to 2.46%
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

MFS Global Equity Series—Initial Class Sub-Account
2022		133	$44.95 to $48.23	$36.76 to $39.64	$5,155	0.55%	0.10% to 0.60%	(18.22)% to (17.81)%
2021		134	$38.58 to $41.19	$44.95 to $48.23	$6,310	0.62%	0.10% to 0.60%	16.51% to 17.09%
2020		140	$34.26 to $36.39	$38.58 to $41.19	$5,621	1.19%	0.10% to 0.60%	12.61% to 13.17%
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%

MFS Growth Series—Initial Class Sub-Account
2022		8	$133.30 to $143.01	$90.58 to $97.67	$754	0.00%	0.10% to 0.59%	(32.04)% to (31.70)%
2021		8	$108.55 to $115.88	$133.30 to $143.01	$1,186	0.00%	0.10% to 0.60%	22.79% to 23.41%
2020		10	$82.82 to $87.97	$108.55 to $115.88	$1,128	0.00%	0.10% to 0.58%	31.07% to 31.73%
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2022		173	$54.51 to $58.48	$43.75 to $47.17	$7,954	0.11%	0.10% to 0.60%	(19.74)% to (19.34)%
2021		183	$43.53 to $46.47	$54.51 to $58.48	$10,389	0.23%	0.10% to 0.60%	25.22% to 25.85%
2020		204	$35.74 to $37.97	$43.53 to $46.47	$9,207	0.43%	0.10% to 0.60%	21.79% to 22.40%
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%

MFS Utilities Series—Initial Class Sub-Account
2022		50	$82.39 to $88.39	$82.51 to $88.97	$4,333	2.45%	0.10% to 0.60%	0.15% to 0.65%
2021		47	$72.65 to $77.55	$82.39 to $88.39	$4,062	1.72%	0.10% to 0.60%	13.41% to 13.98%
2020		44	$69.01 to $73.30	$72.65 to $77.55	$3,304	2.34%	0.10% to 0.60%	5.27% to 5.80%
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45	$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio Sub-Account
2022		1,119	$40.05 to $42.97	$35.93 to $38.74	$41,803	0.59%	0.10% to 0.60%	(10.29)% to (9.84)%
2021		1,228	$30.34 to $32.39	$40.05 to $42.97	$50,975	0.59%	0.10% to 0.60%	32.00% to 32.66%
2020		1,410	$31.34 to $33.29	$30.34 to $32.39	$44,093	1.28%	0.10% to 0.60%	(3.20)% to (2.72)%
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182	$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2022		40	$55.79 to $59.85	$45.22 to $48.76	$1,908	0.42%	0.10% to 0.60%	(18.94)% to (18.53)%
2021		46	$45.45 to $48.52	$55.79 to $59.85	$2,680	0.38%	0.10% to 0.60%	22.74% to 23.35%
2020		50	$38.24 to $40.62	$45.45 to $48.52	$2,365	0.60%	0.10% to 0.60%	18.85% to 19.44%
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2022		193	$24.26 to $26.02	$21.30 to $22.97	$4,367	7.71%	0.10% to 0.60%	(12.18)% to (11.75)%
2021		226	$20.96 to $22.38	$24.26 to $26.02	$5,757	10.93%	0.10% to 0.60%	15.72% to 16.30%
2020		282	$19.50 to $20.71	$20.96 to $22.38	$6,208	5.33%	0.10% to 0.60%	7.52% to 8.06%
2019		239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018		239	$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2022		150	$22.26 to $23.19	$24.07 to $25.20	$3,707	22.74%	0.10% to 0.60%	8.14% to 8.68%
2021		141	$16.78 to $17.39	$22.26 to $23.19	$3,207	4.50%	0.10% to 0.60%	32.67% to 33.34%
2020		92	$16.63 to $17.15	$16.78 to $17.39	$1,579	6.13%	0.10% to 0.60%	0.89% to 1.40%
2019		93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018		117	$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%

B-66	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

					For the period ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2022	1,344	$33.34 to $34.73	$27.98 to $29.29	$38,446	4.97%	0.10% to 0.60%	(16.09)% to (15.67)%
2021	1,305	$34.38 to $35.63	$33.34 to $34.73	$44,396	4.63%	0.10% to 0.60%	(3.00)% to (2.51)%
2020	1,165	$32.36 to $33.37	$34.38 to $35.63	$40,719	4.73%	0.10% to 0.60%	6.23% to 6.76%
2019	1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018	1,196	$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2022	310	$19.55 to $20.97	$17.32 to $18.67	$5,679	1.64%	0.10% to 0.60%	(11.40)% to (10.96)%
2021	292	$20.49 to $21.87	$19.55 to $20.97	$6,029	5.16%	0.10% to 0.60%	(4.59)% to (4.11)%
2020	259	$18.69 to $19.85	$20.49 to $21.87	$5,552	2.58%	0.10% to 0.60%	9.62% to 10.17%
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2022	5,184	$21.29 to $22.85	$18.68 to $20.14	$100,994	7.14%	0.10% to 0.60%	(12.30)% to (11.86)%
2021	5,437	$20.26 to $21.63	$21.29 to $22.85	$120,386	5.14%	0.10% to 0.60%	5.11% to 5.64%
2020	5,162	$18.22 to $19.35	$20.26 to $21.63	$108,156	1.57%	0.10% to 0.60%	11.21% to 11.77%
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%

PVC Equity Income Account—Class 1 Sub-Account
2022	1,663	$60.20 to $64.58	$53.56 to $57.75	$93,017	1.90%	0.10% to 0.60%	(11.03)% to (10.59)%
2021	1,784	$49.45 to $52.79	$60.20 to $64.58	$111,694	1.98%	0.10% to 0.60%	21.73% to 22.34%
2020	1,903	$46.74 to $49.65	$49.45 to $52.79	$97,393	2.02%	0.10% to 0.60%	5.80% to 6.33%
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%

PVC MidCap Account—Class 1 Sub-Account
2022	103	$86.12 to $92.39	$65.93 to $71.09	$7,236	0.19%	0.10% to 0.60%	(23.44)% to (23.05)%
2021	105	$69.02 to $73.68	$86.12 to $92.39	$9,513	0.13%	0.10% to 0.60%	24.78% to 25.40%
2020	115	$58.68 to $62.32	$69.02 to $73.68	$8,282	0.72%	0.10% to 0.60%	17.63% to 18.22%
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%

PSF PGIM Jennison Focused Blend Portfolio—Class II Sub-Account
2022	445	$61.01 to $65.45	$44.85 to $48.36	$20,888	0.00%	0.10% to 0.60%	(26.48)% to (26.11)%
2021	448	$52.75 to $56.32	$61.01 to $65.45	$28,553	0.00%	0.10% to 0.60%	15.65% to 16.23%
2020	477	$40.69 to $43.23	$52.75 to $56.32	$26,159	0.00%	0.10% to 0.60%	29.63% to 30.28%
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%

PSF Natural Resources Portfolio—Class II Sub-Account
2022	54	$49.84 to $53.48	$60.22 to $64.93	$3,422	0.00%	0.10% to 0.60%	20.82% to 21.42%
2021	41	$40.10 to $42.81	$49.84 to $53.48	$2,171	0.00%	0.10% to 0.60%	24.28% to 24.90%
2020	47	$36.08 to $38.33	$40.10 to $42.81	$1,993	0.00%	0.10% to 0.60%	11.15% to 11.71%
2019	42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018	46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%

PSF PGIM Jennison Value Portfolio—Class II Sub-Account
2022	132	$62.42 to $66.97	$56.93 to $61.38	$8,021	0.00%	0.10% to 0.60%	(8.80)% to (8.35)%
2021	143	$49.34 to $52.67	$62.42 to $66.97	$9,493	0.00%	0.10% to 0.60%	26.52% to 27.16%
2020	155	$48.12 to $51.11	$49.34 to $52.67	$8,058	0.00%	0.10% to 0.60%	2.53% to 3.05%
2019	155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018	133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2022		27	$34.12 to $36.61	$26.31 to $28.37	$764	0.00%	0.10% to 0.60%	(22.90)% to (22.51)%
2021		41	$26.41 to $28.19	$34.12 to $36.61	$1,467	0.00%	0.10% to 0.60%	29.20% to 29.85%
2020		24	$21.46 to $22.80	$26.41 to $28.19	$662	0.00%	0.10% to 0.60%	7.83% to 23.67%
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018		57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2022		317	$25.21 to $27.05	$22.75 to $24.53	$7,676	0.39%	0.10% to 0.60%	(9.74)% to (9.29)%
2021		352	$19.69 to $21.02	$25.21 to $27.05	$9,375	1.43%	0.10% to 0.60%	28.05% to 28.69%
2020		346	$21.33 to $22.66	$19.69 to $21.02	$7,122	1.09%	0.10% to 0.60%	(7.71)% to (7.24)%
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2022		138	$59.48 to $61.62	$51.75 to $53.88	$7,314	0.00%	0.10% to 0.60%	(13.00)% to (12.56)%
2021		136	$52.91 to $54.53	$59.48 to $61.62	$8,262	0.00%	0.10% to 0.60%	12.43% to 12.99%
2020		143	$41.06 to $42.11	$52.91 to $54.53	$7,677	0.00%	0.10% to 0.60%	28.84% to 29.49%
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2022		2,027	$27.42 to $28.80	$26.03 to $27.47	$54,185	1.94%	0.10% to 0.60%	(5.09)% to (4.61)%
2021		2,071	$27.55 to $28.79	$27.42 to $28.80	$58,155	1.33%	0.10% to 0.60%	(0.47)% to 0.03%
2020		1,877	$26.47 to $27.53	$27.55 to $28.79	$52,806	1.97%	0.10% to 0.60%	4.08% to 4.61%
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2022		1,352	$19.94 to $21.39	$15.52 to $16.73	$21,887	2.94%	0.10% to 0.60%	(22.17)% to (21.78)%
2021		1,107	$21.23 to $22.66	$19.94 to $21.39	$22,946	1.05%	0.10% to 0.60%	(6.07)% to (5.60)%
2020		931	$18.19 to $19.32	$21.23 to $22.66	$20,469	4.39%	0.10% to 0.60%	16.69% to 17.27%
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%

Vanguard VIF Balanced Portfolio Sub-Account
2022		140	$35.55 to $35.85	$30.28 to $30.69	$4,283	2.02%	0.10% to 0.60%	(14.81)% to (14.39)%
2021		134	$25.95 to $27.58	$35.55 to $35.85	$4,802	0.71%	0.10% to 0.60%	2.83% to 19.06%
2020	(y)	25	$25.95 to $27.58	$30.07 to $30.15	$742	0.00%	0.11% to 0.51%	9.44% to 15.20%

Vanguard VIF Capital Growth Portfolio Sub-Account
2022		300	$63.22 to $65.49	$53.11 to $55.29	$16,395	0.89%	0.10% to 0.60%	(15.99)% to (15.57)%
2021		309	$52.33 to $53.93	$63.22 to $65.49	$19,993	0.88%	0.10% to 0.60%	20.81% to 21.42%
2020		272	$44.81 to $45.96	$52.33 to $53.93	$14,529	1.49%	0.10% to 0.60%	16.77% to 17.36%
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%

Vanguard VIF Conservative Allocation Portfolio Sub-Account
2022		91	$30.47 to $30.73	$25.78 to $26.12	$2,357	3.46%	0.10% to 0.60%	(15.40)% to (14.98)%
2021		109	$28.92 to $29.02	$30.47 to $30.73	$3,341	0.62%	0.10% to 0.56%	4.34% to 5.88%
2020	(z)	29	$24.93 to $27.33	$28.92 to $29.02	$843	0.00%	0.10% to 0.51%	6.07% to 15.62%

Vanguard VIF Equity Index Portfolio Sub-Account
2022		2,601	$64.71 to $67.04	$52.60 to $54.76	$140,644	1.35%	0.10% to 0.60%	(18.72)% to (18.31)%
2021		2,714	$50.64 to $52.20	$64.71 to $67.04	$179,891	1.22%	0.10% to 0.60%	27.78% to 28.42%
2020		2,602	$43.10 to $44.21	$50.64 to $52.20	$134,497	1.65%	0.10% to 0.60%	17.49% to 18.08%
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208	$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%

B-68	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

continued

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Global Bond Index Portfolio Sub-Account
2022		86	$24.95 to $25.12	$21.57 to $21.80	$1,863	2.63%	0.10% to 0.50%	(13.56)% to (13.21)%
2021		75	$25.54 to $25.61	$24.95 to $25.12	$1,884	1.34%	0.10% to 0.50%	(2.33)% to (1.94)%
2020	(aa)	48	$24.87 to $25.43	$25.54 to $25.61	$1,238	0.00%	0.11% to 0.50%	0.50% to 2.73%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2022		1,565	$35.29 to $36.56	$31.80 to $33.10	$50,758	5.06%	0.10% to 0.60%	(9.90)% to (9.45)%
2021		1,610	$34.25 to $35.30	$35.29 to $36.56	$57,834	4.03%	0.10% to 0.60%	3.06% to 3.57%
2020		1,447	$32.60 to $33.44	$34.25 to $35.30	$50,273	5.59%	0.10% to 0.60%	5.04% to 5.57%
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380	$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%

Vanguard VIF International Portfolio Sub-Account
2022		154	$42.25 to $42.61	$29.35 to $29.74	$4,555	1.24%	0.10% to 0.60%	(30.54)% to (30.19)%
2021		111	$43.17 to $43.32	$42.25 to $42.61	$4,703	0.27%	0.10% to 0.60%	(2.13)% to (1.64)%
2020	(ab)	48	$27.47 to $36.04	$43.17 to $43.32	$2,059	0.00%	0.10% to 0.61%	19.95% to 56.75%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2022		1,785	$56.38 to $58.41	$45.50 to $47.37	$82,945	1.12%	0.10% to 0.60%	(19.31)% to (18.90)%
2021		1,787	$45.61 to $47.01	$56.38 to $58.41	$102,675	1.07%	0.10% to 0.60%	23.61% to 24.23%
2020		1,782	$38.86 to $39.86	$45.61 to $47.01	$82,556	1.46%	0.10% to 0.60%	17.37% to 17.95%
2019		1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018		1,486	$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%

Vanguard VIF Moderate Allocation Portfolio Sub-Account
2022		154	$33.60 to $33.88	$28.08 to $28.46	$4,356	2.58%	0.10% to 0.60%	(16.43)% to (16.01)%
2021		104	$30.71 to $30.81	$33.60 to $33.88	$3,510	1.21%	0.10% to 0.60%	9.42% to 9.96%
2020	(ac)	48	$25.04 to $30.25	$30.71 to $30.81	$1,469	0.00%	0.10% to 0.62%	1.58% to 22.65%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2022		940	$45.98 to $47.63	$33.69 to $35.07	$32,400	1.90%	0.10% to 0.60%	(26.74)% to (26.37)%
2021		965	$32.99 to $34.00	$45.98 to $47.63	$45,268	1.79%	0.10% to 0.60%	39.37% to 40.07%
2020		847	$34.88 to $35.77	$32.99 to $34.00	$28,404	2.49%	0.10% to 0.60%	(5.42)% to (4.95)%
2019		793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018		796	$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2022		395	$57.74 to $59.82	$42.85 to $44.61	$17,314	0.25%	0.10% to 0.60%	(25.80)% to (25.43)%
2021		383	$50.86 to $52.42	$57.74 to $59.82	$22,560	0.36%	0.10% to 0.60%	13.53% to 14.10%
2020		475	$41.54 to $42.60	$50.86 to $52.42	$24,568	0.65%	0.10% to 0.60%	22.45% to 23.06%
2019		476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018		471	$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2022		9,912	$29.21 to $30.26	$25.20 to $26.23	$255,016	2.04%	0.10% to 0.60%	(13.73)% to (13.30)%
2021		9,973	$29.90 to $30.82	$29.21 to $30.26	$296,786	1.94%	0.10% to 0.60%	(2.30)% to (1.82)%
2020		7,980	$27.96 to $28.67	$29.90 to $30.82	$242,375	2.36%	0.10% to 0.60%	6.94% to 7.47%
2019		6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018		4,725	$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%

Vanguard VIF Total International Stock Market Index Portfolio Sub-Account
2022		625	$37.41 to $37.66	$31.18 to $31.59	$19,660	3.44%	0.10% to 0.70%	(16.43)% to 12.65%
2021		601	$34.64 to $34.73	$37.41 to $37.66	$22,548	0.66%	0.10% to 0.50%	7.99% to 8.42%
2020	(ad)	95	$24.95 to $29.59	$34.64 to $34.73	$3,295	0.00%	0.10% to 0.50%	16.98% to 34.81%

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-69

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Total Stock Market Index Portfolio Sub-Account
2022		614	$43.19 to $43.56	$34.52 to $34.99	$21,372	1.26%	0.10% to 0.60%	(20.07)% to (19.67)%
2021		526	$34.59 to $34.70	$43.19 to $43.56	$22,822	0.67%	0.10% to 0.60%	11.74% to 25.51%
2020	(ae)	125	$25.21 to $28.95	$34.59 to $34.70	$4,317	0.00%	0.10% to 0.60%	20.76% to 38.95%

VY CBRE Global Real Estate Portfolio—Class I Sub-Account
2022		154	$58.93 to $62.47	$43.97 to $46.84	$7,065	3.27%	0.10% to 0.60%	(25.40)% to (25.02)%
2021		165	$44.09 to $46.51	$58.93 to $62.47	$10,047	2.89%	0.10% to 0.60%	33.66% to 34.33%
2020		177	$46.61 to $48.92	$44.09 to $46.51	$8,024	5.90%	0.10% to 0.60%	(5.40)% to (4.92)%
2019		177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018		192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%

Wanger International Sub-Account
2022		166	$95.37 to $102.32	$62.71 to $67.62	$10,951	0.91%	0.10% to 0.60%	(34.24)% to (33.91)%
2021		158	$80.75 to $86.21	$95.37 to $102.32	$15,733	0.55%	0.10% to 0.60%	18.10% to 18.69%
2020		178	$71.04 to $75.45	$80.75 to $86.21	$14,878	2.03%	0.10% to 0.60%	13.68% to 14.25%
2019		183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018		191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%

Wanger Select Sub-Account
2022		29	$81.78 to $87.74	$52.98 to $57.12	$1,640	0.00%	0.10% to 0.60%	(35.22)% to (2.55)%
2021		28	$77.74 to $82.99	$81.78 to $87.74	$2,395	0.00%	0.10% to 0.60%	5.20% to 5.73%
2020		31	$61.75 to $65.59	$77.74 to $82.99	$2,529	0.79%	0.10% to 0.60%	25.90% to 26.53%
2019		33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018		48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%

Wanger Acorn Sub-Account
2022		36	$135.18 to $145.03	$89.41 to $96.40	$3,369	0.00%	0.10% to 0.60%	(33.86)% to (33.53)%
2021		26	$124.88 to $133.31	$135.18 to $145.03	$3,723	0.83%	0.10% to 0.60%	8.25% to 8.79%
2020		27	$101.13 to $107.42	$124.88 to $133.31	$3,510	0.00%	0.10% to 0.60%	23.49% to 24.10%
2019		25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018		26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2022		721	$19.91 to $21.36	$17.08 to $18.41	$12,838	6.63%	0.10% to 0.60%	(14.24)% to (13.81)%
2021		755	$19.77 to $21.11	$19.91 to $21.36	$15,644	4.49%	0.10% to 0.60%	0.72% to 1.22%
2020		724	$18.53 to $19.69	$19.77 to $21.11	$14,828	4.06%	0.10% to 0.60%	6.67% to 7.21%
2019		756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018		830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2022. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2022.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub- Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(w)	Sub-account commenced operations on April 30, 2019.
(x)	Sub-account commenced operations on December 11, 2020.
(y)	Sub-account commenced operations on June 3, 2020.

B-70	Statement of Additional Information ∎ TIAA-CREF Life Separate Account VA-1

concluded

(z)	Sub-account commenced operations on May 13, 2020.
(aa)	Sub-account commenced operations on May 12, 2020.
(ab)	Sub-account commenced operations on May 27, 2020.
(ac)	Sub-account commenced operations on May 14, 2020.
(ad)	Sub-account commenced operations on May 15, 2020.
(ae)	Sub-account commenced operations on May 12, 2020.
(af)	Sub-account commenced operations on April 30, 2021.

Note 6—subsequent events

Effective April 21, 2023, Wanger Select merged with Wanger Acorn.

TIAA-CREF Life Separate Account VA-1 ∎ Statement of Additional Information	B-71

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-1

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified opinion on statutory basis of accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of matters

As discussed in Note 9 to the financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

Responsibilities of management for the financial statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ responsibilities for the audit of the financial statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

B-2	Statement of Additional Information ∎ TC Life Insurance Company Financials

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 9, 2023

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-3

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2022	2021

ADMITTED ASSETS

Bonds	$13,355,205	$12,437,853

Preferred stocks	9,376	10,022

Cash, cash equivalents and short-term investments	97,648	165,900

Contract loans	48,211	44,839

Other invested assets	4,690	10,552

Total cash and invested assets	13,515,130	12,669,166

Investment income due and accrued	100,958	90,401

Net deferred federal income tax asset	16,300	17,414

Reinsurance amounts receivable	8,529	13,498

Other assets	25,345	29,087

Separate account assets	3,966,298	4,806,546

Total admitted assets	$17,632,560	$17,626,112

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$12,610,944	$11,833,612

Asset valuation reserve	77,801	64,958

Interest maintenance reserve	46,736	39,155

Federal income tax payable to TIAA	5,033	5,990

Other amounts payable on reinsurance	7,630	8,603

Other liabilities	32,524	37,015

Separate account liabilities	3,954,476	4,795,122

Total liabilities	16,735,144	16,784,455

Capital and Surplus

Capital stock (2,500 shares of $1,000 par value common stock authorized, issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	777,500

Surplus (deficit)	117,416	61,657

Total capital and surplus	897,416	841,657

Total liabilities, capital and surplus	$17,632,560	$17,626,112

B-4	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

REVENUES

Insurance and annuity premiums and other considerations	$258,298	$435,313	$369,414

Net investment income	404,485	362,614	353,764

Commissions and expense allowances on reinsurance ceded	7,410	9,732	10,615

Reserve adjustments on reinsurance ceded	(11,453)	(7,468)	(8,867)

Separate account fees and other revenues	21,059	22,141	18,691

Total revenues	$679,799	$822,332	$743,617

EXPENSES

Policy and contract benefits	$394,462	$398,599	$356,581

Increase (decrease) in policy and contract reserves	3,237	46,123	(186,639)

Insurance expenses and taxes (excluding federal income taxes)	74,088	71,026	73,322

Commissions on premiums	4,209	5,649	7,531

Interest on deposit-type contracts	98,778	90,088	113,162

Net transfers to (from) separate accounts	(77,274)	58,877	44,786

Total expenses	$497,500	$670,362	$408,743

Income before federal income tax and net realized capital (losses)	182,299	151,970	334,874

Federal income tax expense	34,780	29,067	18,634

Net realized capital (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(842)	(1,093)	(4,721)

Net income	$146,677	$121,810	$311,519

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-5

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

Net income (loss)	—	—	311,519	311,519

Change in reserve on account of change in valuation basis	—	—	(4,574)	(4,574)

Change in asset valuation reserve	—	—	(3,321)	(3,321)

Change in surplus in separate accounts	—	—	(1,089)	(1,089)

Change in liability for reinsurance in unauthorized companies	—	—	4,217	4,217

Change in net deferred income tax	—	—	(48,432)	(48,432)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	48,676	48,676

Deferred premium asset limitation	—	—	1,275	1,275

Other assets	—	—	(25)	(25)

Balance, December 31, 2020	$2,500	$777,500	$38,783	$818,783

Net income (loss)	—	—	121,810	121,810

Change in net unrealized capital gains (losses) on investments, net of $302 in taxes	—	—	1,137	1,137

Change in reserve on account of change in valuation basis	—	—	1,568	1,568

Change in asset valuation reserve	—	—	(8,956)	(8,956)

Change in surplus in separate accounts	—	—	(719)	(719)

Change in liability for reinsurance in unauthorized companies	—	—	(11,600)	(11,600)

Change in net deferred income tax	—	—	3,346	3,346

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(3,418)	(3,418)

Deferred premium asset limitation	—	—	1,304	1,304

Other assets	—	—	2	2

Dividends to stockholders	—	—	(81,600)	(81,600)

Balance, December 31, 2021	$2,500	$777,500	$61,657	$841,657

Net income (loss)	—	—	146,677	146,677

Change in net unrealized capital gains (losses) on investments, net of $179 in taxes	—	—	(825)	(825)

Change in asset valuation reserve	—	—	(12,844)	(12,844)

Change in surplus in separate accounts	—	—	(1,011)	(1,011)

Change in liability for reinsurance in unauthorized companies	—	—	5,260	5,260

Change in net deferred income tax	—	—	(1,282)	(1,282)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	348	348

Deferred premium asset limitation	—	—	4,032	4,032

Other assets	—	—	(696)	(696)

Dividends to stockholders	—	—	(83,900)	(83,900)

Balance, December 31, 2022	$2,500	$777,500	$117,416	$897,416

B-6	Statement of Additional Information ∎ TC Life Insurance Company Financials	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2022	2021	2020

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$263,068	$435,901	$370,067

Net investment income	384,536	362,285	338,936

Separate account fees and other revenues	27,061	31,658	30,941

Total receipts	674,665	829,844	739,944

Policy and contract benefits	403,507	416,205	363,787

Commissions and expenses paid	77,751	76,745	80,840

Federal income taxes paid	40,213	34,054	18,764

Net transfers to separate accounts	(82,172)	57,632	43,977

Total disbursements	439,299	584,636	507,368

Net cash from operations	235,366	245,208	232,576

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	2,010,817	1,222,345	1,131,646

Net gains on cash, cash equivalents and short-term investments	27	4	12

Miscellaneous proceeds	5,968	—	1,805

Cost of investments acquired:

Bonds	2,907,565	1,697,286	3,619,359

Net increase in contract loans	3,372	1,750	3,262

Stocks	—	8,400	—

Miscellaneous applications	—	7,468	15,339

Net cash used in investments	(894,125)	(492,555)	(2,504,497)

CASH FROM FINANCING AND OTHER

Net deposits on deposit-type contracts funds	677,713	192,558	2,307,362

Dividends to stockholders	(83,900)	(81,600)	—

Other cash provided (applied)	(3,306)	19,945	(32,476)

Net cash from financing and other	590,507	130,903	2,274,886

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(68,252)	(116,444)	2,965

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	165,900	282,344	279,379

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$97,648	$165,900	$282,344

See notes to statutory-basis financial statements	TC Life Insurance Company Financials ∎ Statement of Additional Information	B-7

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but continues to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company continues to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	NAIC SAP#	Financial Statement Line	2022	2021	2020

Net income (loss), New York SAP			$146,677	$121,810	$311,519

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase/(decrease) in policy and contract reserves	19	(377)	(638)

Additional reserves for variable annuities	51R	Increase/(decrease) in policy and contract reserves	10	27	—

Net income (loss), NAIC SAP			$146,706	$121,460	$310,881

Capital and surplus, New York SAP			$897,416	841,657	$818,783

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	589	669	746

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	6,118	6,099	6,476

Additional reserves for variable annuities	51R	Reserves for life and health insurance, annuities and deposit-type contracts	37	27	—

Capital and surplus, NAIC SAP			$904,160	$848,452	$826,005

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The additional reserve for variable annuities results from the Department prescribing a floor under Regulation No. 213 (11 NYCRR 103), Principle-Based Reserving, effective December 31, 2020. Therefore, the Company’s reported reserve for variable annuities is the greater of those prescribed under the NAIC Valuation Manual (“VM”) in section VM-21 Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”), and Regulation No. 213.

B-8	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The Company’s risk based capital as of December 31, 2022 and 2021 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such other-than-temporary impairments are recorded to the Interest Maintenance Reserve (“IMR”);

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve (“AVR”), which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-9

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

The Russian invasion of Ukraine has created significant uncertainty in the global financial markets and economies. The duration and extent of this uncertainty and the related impact over the long-term cannot be reasonably estimated at this time. While not currently expected to be material, TIAA Life will continue to monitor the impact on the Company’s business, results of operations, investments, and cash flows.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Surplus and the related Statements of Operations, Changes in Capital and Surplus, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

B-10	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair values of preferred stocks are determined using prices provided by independent pricing services or internally developed pricing models and the fair value is capped by any currently effective call price. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Invested Assets: Other invested assets include the Company’s investments in surplus notes, which are stated at amortized cost and receivables for securities. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2022	2021	Change

Net deferred tax assets	$34,057	$34,405	$(348)

Deferred premium assets	29,892	33,924	(4,032)

Sundry receivables	720	24	696

Total	$64,669	$68,353	$(3,684)

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-11

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

B-12	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2022	2021	2020

Exchange/restructure/transfer of bond investments	$152,152	$58,809	$213,446

Capitalized interest on bonds	$2,796	$2,682	$2,877

Interest credited on deposit-type contracts	$97,992	$89,488	$112,220

Deposits of bond investments on deposit-type contracts	$—	$783,824	$—

Application of new accounting pronouncements:

In December 2022, the NAIC adopted certain accounting practices within Interpretation 2022-02, Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act (the “Act”)—Corporate Alternative Minimum Tax (“CAMT”) (“INT 22-02”). The Act imposes a CAMT of 15% on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022. INT 22-02 addresses the third quarter 2022 through first quarter 2023 transition accounting and reporting aspects of the new CAMT. Because of the timing of the adoption of the Act and the considerable number of unknown variables for December 31, 2022, a reasonable estimate for the calculations impacted by the CAMT is not determinable for 2022 year-end financial statements. INT 22-02 specifies that reporting entities shall not recognize impacts related to CAMT for 2022 year-end financial statements or as a subsequent event for any estimated CAMT, but shall make certain disclosures to discuss the Act’s applicability. See Note 10 for the disclosure.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

		Excess of
2022	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$161,329	$21	$(15,527)	$145,823

All other governments	66,644	—	(3,262)	63,382

States, territories & possessions	48,408	98	(2,933)	45,573

Political subdivisions of states, territories, & possessions	81,936	56	(13,077)	68,915

Special revenue & special assessment, non-guaranteed agencies & government	1,169,852	223	(182,059)	988,016

Industrial & miscellaneous	11,822,035	15,993	(1,530,589)	10,307,439

Hybrids	5,000	—	(88)	4,912

Total	$13,355,204	$16,391	$(1,747,535)	$11,624,060

		Excess of
2021	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$222,553	$4,941	$(1,550)	$225,944

All other governments	57,755	4,116	—	61,871

States, territories & possessions	29,754	2,629	—	32,383

Political subdivisions of states, territories, & possessions	37,235	1,256	(6)	38,485

Special revenue & special assessment, non-guaranteed agencies & government	1,002,809	40,094	(3,946)	1,038,957

Industrial & miscellaneous	11,074,022	771,448	(88,212)	11,757,258

Hybrids	13,725	395	—	14,120

Total	$12,437,853	$824,879	$(93,714)	$13,169,018

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-13

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2022

All other bonds	$8,250,652	$(938,074)	$7,312,578	$3,114,164	$(598,227)	$2,515,937

Loaned-backed and structured bonds	936,198	(89,278)	846,920	662,224	(121,958)	540,266

Total	$9,186,850	$(1,027,352)	$8,159,498	$3,776,388	$(720,185)	$3,056,203

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2021

All other bonds	$2,903,178	$(73,467)	$2,829,711	$193,827	$(10,342)	$183,485

Loaned-backed and structured bonds	693,825	(9,304)	684,521	17,991	(601)	17,390

Total	$3,597,003	$(82,771)	$3,514,232	$211,818	$(10,943)	$200,875

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. During 2022, the rise in interest rates drove declines in the estimated fair values for bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2022		December 31, 2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$359,227	$356,127	$279,304	$282,418

Due after one year through five years	2,841,696	2,657,983	2,411,036	2,485,399

Due after five years through ten years	4,732,489	4,038,504	4,593,916	4,703,519

Due after ten years	3,793,724	3,154,122	3,565,037	4,084,119

Subtotal	11,727,136	10,206,736	10,849,293	11,555,455

Residential mortgage-backed securities	519,888	459,229	533,789	543,587

Commercial mortgage-backed securities	687,433	570,939	602,818	611,716

Asset-backed securities	420,748	387,156	451,953	458,260

Subtotal	1,628,069	1,417,324	1,588,560	1,613,563

Total	$13,355,205	$11,624,060	$12,437,853	$13,169,018

B-14	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2022		2021

NAIC 1 and 2	$13,312,393	99.7%	$12,437,567	100.0%

NAIC 3 through 6	42,812	0.3%	286	0.0%

Total	$13,355,205	100.0%	$12,437,853	100.0%

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31, as follows:

	2022	2021

Finance and financial services	26.4%	27.6%

Manufacturing	16.7%	16.7%

Public utilities	12.3%	12.3%

Revenue and special obligations	7.2%	5.0%

Real estate investment trusts	5.3%	5.2%

Services	5.1%	5.1%

Commercial mortgage-backed securities	5.1%	4.9%

Residential mortgage-backed securities	3.9%	4.3%

Oil and gas	3.6%	3.9%

Communications	3.4%	3.4%

Transportation	3.3%	3.1%

Asset-backed securities	3.2%	3.6%

Retail & wholesale trade	3.0%	2.7%

U.S. governments	0.4%	0.9%

Mining	0.4%	0.5%

Other governments	0.3%	0.5%

Other	0.4%	0.3%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

Note 4—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$406,788	$368,507	$360,856

Stocks	357	180	—

Other invested assets	336	338	339

Cash, cash equivalents and short-term investments	606	26	416

Contract loans	2,115	2,017	1,921

Total gross investment income	410,202	371,068	363,532

Investment expenses	(11,984)	(13,297)	(12,287)

Net investment income before amortization/(accretion) of IMR	398,218	357,771	351,245

Amortization/(accretion) of IMR	6,267	4,843	2,519

Net investment income	$404,485	$362,614	$353,764

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-15

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Bonds	$17,455	$14,835	$17,576

Cash, cash equivalent and short-term investments	27	4	12

Total before capital gain (loss) tax and transfers to IMR, net of taxes	17,482	14,839	17,588

Transfers to IMR, net of taxes	(13,848)	(11,658)	(18,699)

Capital gain/loss tax benefit (expense)	(4,476)	(4,274)	(3,610)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(842)	$(1,093)	$(4,721)

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2022	2021	2020

Other-than-temporary impairments:

Bonds	$2,713	$1,048	$916

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2022	2021	2020

Proceeds from sales	$1,479,024	$272,978	$424,785

Gross gains on sales	$27,902	$9,640	$19,345

Gross losses on sales	$4,130	$596	$8,885

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 5—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

B-16	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2022 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$11,624,060	$13,355,205	$—	$11,618,711	$5,349

Preferred stock	6,990	9,376	976	6,014	—

Other invested assets	4,821	4,621	—	4,821	—

Separate account assets	3,966,298	3,966,298	3,950,875	15,423	—

Contract loans	48,211	48,211	—	—	48,211

Cash, cash equivalent & short term investments	97,666	97,648	1,679	95,987	—

Total	$15,748,046	$17,481,359	$3,953,530	$11,740,956	$53,560

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,801,780	$8,801,780	$—	$—	$8,801,780

Separate account liabilities	3,954,476	3,954,476	—	—	3,954,476

Total	$12,756,256	$12,756,256	$—	$—	$12,756,256

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2021 (in thousands):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Assets:

Bonds	$13,169,018	$12,437,853	$—	$13,161,446	$7,572

Preferred stock	10,022	10,022	1,320	8,702	—

Other invested assets	5,624	4,645	—	5,624	—

Separate account assets	4,806,546	4,806,546	4,786,724	19,822	—

Contract loans	44,839	44,839	—	—	44,839

Cash, cash equivalent & short term investments	165,900	165,900	—	165,900	—

Total	$18,201,949	$17,469,805	$4,788,044	$13,361,494	$52,411

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$8,026,651	$8,026,651	$—	$—	$8,026,651

Separate account liabilities	4,795,122	4,795,122	—	—	4,795,122

Total	$12,821,773	$12,821,773	$—	$—	$12,821,773

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-17

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2022 and 2021. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Other invested assets in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash included in Level 2 consist of outstanding disbursements in excess of cash on hand and are valued based on the carrying value of the outstanding disbursement, which approximates fair value. Cash equivalents and short term investments in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

B-18	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

2022	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$976	$—	$—	$976

Separate account assets	3,950,875	15,423	—	3,966,298

Total assets at fair value	$3,951,851	$15,423	$—	$3,967,274

Total liabilities at fair value	$—	$—	$—	$—

2021	Level 1	Level 2	Level 3	Total

Assets at fair value:

Preferred Stock	$1,320	$8,702	$—	$10,022

Separate account assets	4,786,724	19,822	—	4,806,546

Total assets at fair value	$4,788,044	$28,524	$—	$4,816,568

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2022 and 2021, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 6—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31 (in thousands):

	2022
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,897	$—	$—	$—	$7,897	$7,972	$(75)	$—	$7,897	0.045%	0.045%

	2021
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$7,972	$—	$—	$—	$7,972	$8,044	$(72)	$—	$7,972	0.045%	0.045%

Note 7—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading

Ordinary renewal	19,514	50,420	21,315	56,044

Total	$19,514	$50,420	$21,315	$56,044

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-19

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 8—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2022, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, and group life.

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TIAA Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law
In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2022		2021
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Life VLI-1	$398,868	$—	$458,326	$—

TIAA Life VLI-2	238,252	—	282,407	—

TIAA Life VA-1	3,302,294	—	4,037,260	—

TIAA Life MVA-1	—	26,884	—	28,553

Total	$3,939,414	$26,884	$4,777,993	$28,553

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

B-20	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2022
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$259	$—	$165,168	$165,427

Reserves

For accounts with assets at:

Fair value	$15,101		$3,937,593	$3,952,694

Amortized cost	—	—	—	—

Total reserves	$15,101	$—	$3,937,593	$3,952,694

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$14,751	$—	$—	$14,751

At fair value	—	—	3,937,593	3,937,593

Not subject to discretionary withdrawal	350	—	—	350

Total reserves	$15,101	$—	$3,937,593	$3,952,694

	2021
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$116	$—	$318,357	$318,473

Reserves

For accounts with assets at:

Fair value	$16,693	$—	$4,775,690	$4,792,383

Amortized cost	—	—	—	—

Total reserves	$16,693	$—	$4,775,690	$4,792,383

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$16,383	$—	$—	$16,383

At fair value	—	—	4,775,690	4,775,690

Not subject to discretionary withdrawal	310	—	—	310

Total reserves	$16,693	$—	$4,775,690	$4,792,383

	2020
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$10	$—	$245,872	$245,882

Reserves

For accounts with assets at:

Fair value	$18,639	$—	$4,072,644	$4,091,283

Amortized cost	—	—	—	—

Total reserves	$18,639	$—	$4,072,644	$4,091,283

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,359	$—	$—	$18,359

At fair value	—	—	4,072,644	4,072,644

Not subject to discretionary withdrawal	280	—	—	280

Total reserves	$18,639	$—	$4,072,644	$4,091,283

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-21

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2022	2021	2020

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$164,515	$319,598	$244,999

Transfers from separate accounts	(241,408)	(259,869)	(199,564)

Net transfers to (from) separate accounts	(76,893)	59,729	45,435

Reconciling adjustments:

Fund transfer exchange gain (loss)	(381)	(852)	(649)

Transfers as reported in the Company’s Statements of Operations	$(77,274)	$58,877	$44,786

Note 9 – related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2022	2021	2020

Payments to TIAA

Operating expenses	$49,846	$45,886	$51,067

Investment expenses	11,400	13,156	12,109

Total	$61,246	$59,042	$63,176

TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, is authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to Services	$1,441	$3,113	$3,983

The Company has a services agreement for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2022	2021	2020

Payments to TFI	$25,351	$21,489	$17,286

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. During 2022, 2021, and 2020, there were no contributions from TIAA to the Company.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of June 30, 2023. As of December 31, 2022, $75,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

B-22	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

At December 31, 2022 or 2021, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2022	2021

Amounts due to Parent and affiliates	$7,496	$11,696

Note 10 — federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2022 or December 31, 2021.

The components of net DTAs and DTLs at December 31, are as follows (in thousands):

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$49,284	$4,984	$54,268	$52,325	$4,345	$56,670	$(3,041)	$639	$(2,402)

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	49,284	4,984	54,268	52,325	4,345	56,670	(3,041)	639	(2,402)

d) Deferred tax assets non-admitted	29,290	4,766	34,056	30,407	3,998	34,405	(1,117)	768	(349)

e) Subtotal net admitted deferred tax asset (c-d)	19,994	218	20,212	21,918	347	22,265	(1,924)	(129)	(2,053)

f) Deferred tax liabilities	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$16,300	$—	$16,300	$17,414	$—	$17,414	$(1,114)	$—	$(1,114)

	2022			2021			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below) .	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

1. Adjusted gross DTA expected to be realized following the balance sheet date	16,300	—	16,300	17,414	—	17,414	(1,114)	—	(1,114)

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	132,167	XXX	XXX	123,636	XXX	XXX	8,531

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	3,694	218	3,912	4,504	347	4,851	(810)	(129)	(939)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$19,994	$218	$20,212	$21,918	$347	$22,265	$(1,924)	$(129)	$(2,053)

	2022	2021

(a) Ratio percentage used to determine recovery period and threshold limitation amount	1,154%	1,121%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$881,116	$824,243

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-23

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2022		12/31/2021		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$49,284	$4,984	$52,325	$4,345	$(3,041)	$639

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$19,994	$218	$21,918	$347	$(1,924)	$(129)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2022	2021	2020

Current Income Tax:

Federal income tax expense	$34,060	$28,238	$18,948

Foreign taxes	—	—	—

Subtotal	$34,060	$28,238	$18,948

Federal income taxes expense/(benefit) on net capital gains/(losses)	4,256	4,274	3,610

Other	940	829	(314)

Federal and foreign income tax expense	$39,256	$33,341	$22,244

	12/31/2022	12/31/2021	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$8,685	$8,441	$244

Deferred acquisition costs	38,898	41,012	(2,114)

Other	1,701	2,872	(1,171)

Subtotal	$49,284	$52,325	$(3,041)

Non-admitted	29,290	30,407	(1,117)

Admitted ordinary deferred tax assets	$19,994	$21,918	$(1,924)

Capital:

Investments	$4,984	$4,345	$639

Net capital loss carry-forward	—	—	—

Subtotal	$4,984	$4,345	$639

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	4,766	3,998	768

Admitted capital deferred tax assets	218	347	(129)

Admitted deferred tax assets	$20,212	$22,265	$(2,053)

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$2,039	$2,718	$(679)

Investments	1,500	1,694	(194)

Other	155	92	63

Subtotal	$3,694	$4,504	$(810)

Capital:

Investments	$218	$347	$(129)

Deferred tax liabilities	$3,912	$4,851	$(939)

Net Admitted Deferred Tax Assets/Liabilities	$16,300	$17,414	$(1,114)

B-24	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2022, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$41,954	21.00%

Dividends received deduction	(1,618)	(0.81)%

Amortization of interest maintenance reserve	(1,316)	(0.66)%

Tax-exempt interest	(34)	(0.02)%

Liability for unauthorized reinsurance	1,105	0.55%

Prior year true-up	898	0.45%

Nonadmitted assets and other permanent differences	(451)	(0.23)%

Total statutory income taxes	$40,538	20.28%

Federal and foreign income tax expense—ordinary	$34,780	17.40%

Federal and foreign income tax expense—capital	4,476	2.24%

Change in net deferred income tax charge (benefit)	1,282	0.64%

Total statutory income taxes	$40,538	20.28%

At December 31, 2022, the Company had no net operating loss (“NOL”) carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2020	$—	$3,610	$3,610

2021	—	4,494	4,494

2022	—	4,256	4,256

Total	$—	$12,360	$12,360

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) GreenWood Resources, Inc.

7) MyVest Corporation

8) ND Properties, Inc.

9) NIS/R&T, Inc.*

10) Nuveen Holdings, Inc.*

11) Nuveen Holdings 1, Inc.*

12) Nuveen Investments, Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) T-C Europe Holding, Inc.

16) T-C SP, Inc.

17) Teachers Insurance and Annuity Association of America

18) Terra Land Company

19) TIAA Board of Governors

20) TIAA-CREF Tuition Financing, Inc.

21) TIAA Commercial Finance, Inc.

22) TIAA FSB Holdings, Inc.

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-25

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

23) TIAA, FSB

24) Tygris Asset Finance, Inc.

25) Tygris Commercial Finance Group, Inc.

26) Westchester Group Farm Management, Inc.

27 Westchester Group Investment Management Holding Company, Inc.

28) Westchester Group Investment Management, Inc.

29) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2018 through 2021 are open to examination by the Internal Revenue Service (“IRS’).

The Inflation Reduction Act (“Act”) was enacted during the reporting period on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s “adjusted financial statement income” for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022.

Under general statutory accounting principles, reporting entities filing statutory financial statements would normally have to consider the applicability of the CAMT, and if applicable, determine the impact on the statutory valuation allowance as well as assess DTAs for admissibility. Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 22-02, though the Company expects to be an applicable corporation for CAMT in 2023 as a member of the TIAA & Subsidiaries consolidated tax return group, the Company has not included an estimate of the impact of the CAMT within the year end 2022 financial statements, because a reasonable estimate cannot be made at this time.

Note 11—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151 and Actuarial Guideline 33 for all other products.

Effective January 1, 2020 variable annuity reserving follows VM-21. During 2020, the Company elected the factor based alternative method under VM-21, which is an option allowed for variable annuity writers with no living benefits, in order to simplify the reserve methodology. Prior to 2020, the Company’s policy and contract reserves on these variable annuity products were calculated under a modeled based method in accordance with Actuarial Guideline 43 (“AG43”). This change in valuation basis was recorded as an opening surplus adjustment in the amount of $4,574 thousand in 2020. Effective December 31, 2020 reserves were also subject to the NYDFS floor prescribed under NYDFS Regulation 213, Principle-Based Reserving. The final reported reserve for variable annuities is the greater of those prescribed under VM-21 and Regulation 213. See note 2—Significant Accounting Policies for the amount of additional reserves held as a result of Regulation 213.

The Company also maintains excess reserves based on VM-21 and Regulation 213 at the level of $3,622 thousand and $1,305 thousand as of December 31, 2022 and 2021, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2022 and 2021. The reserve change in 2020 is due to the release of the additional reserves established in 2019 as no additional reserves were required as a result of year-end 2020 asset adequacy analysis. The year end 2020 asset adequacy analysis included favorable mortality experience, growth in the guaranteed funding agreement business, which has low guaranteed crediting rates, and continued expense reductions.

For the years ended December 31, 2022 and 2021, the Company did not have any Group Annuity reserves.

B-26	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands):

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$14,751	$—	$14,751	0.3%

At fair value	—	—	3,253,612	3,253,612	74.3%

Total with market value adjustment or at fair value	$—	$14,751	$3,253,612	$3,268,363	74.6%

At book value without adjustment (minimal or no charge or adjustment)	979,990	—	—	979,990	22.4%

Not subject to discretionary withdrawal	130,371	—	—	130,371	3.0%

Total (direct + assumed)	$1,110,361	$14,751	$3,253,612	$4,378,724	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,110,361	$14,751	$3,253,612	$4,378,724

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$16,383	$—	$16,383	0.3%

At fair value	—	—	3,974,194	3,974,194	77.4%

Total with market value adjustment or at fair value	$—	$16,383	$3,974,194	$3,990,577	77.7%

At book value without adjustment (minimal or no charge or adjustment)	1,028,858	—	—	1,028,858	20.0%

Not subject to discretionary withdrawal	120,604	—	—	120,604	2.3%

Total (direct + assumed)	$1,149,462	$16,383	$3,974,194	$5,140,039	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,149,462	$16,383	$3,974,194	$5,140,039

	2022
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$49,942	$49,942	0.6%

At book value without adjustment (minimal or no charge or adjustment)	8,653,636	—	—	8,653,635	97.7%

Not subject to discretionary withdrawal	148,144	—	—	148,144	1.7%

Total (direct + assumed)	$8,801,780	$—	$49,942	$8,851,721	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,801,780	$—	$49,942	$8,851,721

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-27

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2021
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$64,737	$64,737	0.8%

At book value without adjustment (minimal or no charge or adjustment)	7,885,425	—	—	7,885,425	97.5%

Not subject to discretionary withdrawal	141,226	—	—	141,226	1.7%

Total (direct + assumed)	$8,026,651	$—	$64,737	$8,091,388	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$8,026,651	$—	$64,737	$8,091,388

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,089,115	$2,089,192	$2,113,221

Variable Universal Life	363,677	361,818	373,157

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	609,526

Disability—Active Lives	—	—	12,327

Disability—Disabled Lives	—	—	2,103

Miscellaneous Reserves	—	—	23,577

Total (direct + assumed)	$2,452,792	$2,451,010	$3,133,911

Reinsurance Ceded	—	—	449,366

Total (net)	$2,452,792	$2,451,010	$2,684,545

	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,057,607	$2,057,706	$2,075,998

Variable Universal Life	363,663	360,616	371,250

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	629,257

Disability—Active Lives	—	—	11,996

Disability—Disabled Lives	—	—	1,980

Miscellaneous Reserves	—	—	25,613

Total (direct + assumed)	$2,421,270	$2,418,322	$3,116,094

Reinsurance Ceded	—	—	471,573

Total (net)	$2,421,270	$2,418,322	$2,644,521

B-28	Statement of Additional Information ∎ TC Life Insurance Company Financials

continued

	2022
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$637,230	$634,039	$634,039

Reinsurance Ceded	—	—	—

Total (net)	$637,230	$634,039	$634,039

	2021
	Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Variable Universal Life	$740,872	$736,758	$736,758

Reinsurance Ceded	—	—	—

Total (net)	$740,872	$736,758	$736,758

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table, 2001 CSO Table, or 2017 CSO Table and interest rates of 3% through 5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4%.

Substandard extra reserves on Traditional Life contracts are calculated for policies issued with substandard ratings in accordance with higher mortality factors and premiums. The reserves are calculated on the basis of the higher mortality rates that correspond with the higher charged premiums.

Liabilities for incurred but not reported life insurance claims are based on historical experience and are set equal to a percentage of expected claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2022 or 2021. The Company has $37,360,794 thousand and $40,992,196 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2022 and 2021, respectively. Premium deficiency reserves related to the above insurance total $6,517 thousand and $9,201 thousand at December 31, 2022 and 2021, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 12 — reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows for the years ended December 31 (in thousands):

	Years Ended December 31,
	2022	2021	2020

Direct premiums	$345,006	$525,018	$461,858

Ceded premiums	(86,708)	(89,705)	(92,444)

Net premiums	$258,298	$435,313	$369,414

TC Life Insurance Company Financials ∎ Statement of Additional Information	B-29

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The major lines in the accompanying financial statements that were reduced (increased) by the effect of these reinsurance agreements include the following for the years ended December 31 (in thousands):

	2022	2021	2020

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$86,708	$89,705	$92,444

Policy and contract benefits	60,233	62,808	65,063

Increase/(decrease) in policy and contract reserves	(19,195)	(9,129)	4,310

Reserves for life and health, annuities and deposit-type contracts	586,225	610,407	622,996

Note 13—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2022	2021	2020

Change in net unrealized capital gains (losses), net of taxes	$(825)	$1,137	$—

Change in reserve on account of change in valuation basis	—	1,568	(4,574)

Change in asset valuation reserve	(12,844)	(8,956)	(3,321)

Change in net deferred federal income tax	(1,282)	3,346	(48,432)

Change in non-admitted assets	3,684	(2,112)	49,926

Change in liability for reinsurance of unauthorized companies	5,260	(11,600)	4,217

Change in surplus of separate accounts	(1,011)	(719)	(1,089)

Dividends to stockholders	(83,900)	(81,600)	—

As of December 31, 2022 and 2021, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes, was $793 thousand and $1,439 thousand, respectively.

The Company received no additional paid-in capital contributions for the years ended December 31, 2022, 2021 and 2020.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the NYIL, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company paid an ordinary dividend to TIAA, its shareholder, in the amount of $83,900 thousand for the year ended December 31, 2022 and $81,600 thousand for the year ended December 31, 2021. The Company did not pay dividends to TIAA for the year ended December 31, 2020.

Note 14—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 15—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 9, 2023, the date the financial statements were available to be issued.

B-30	Statement of Additional Information ∎ TC Life Insurance Company Financials